Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (26.18%)
Gathering + Processing (4.31%)
Keyera Corp.	243,113	$5,364,700

Pipeline Transportation | Natural Gas (5.31%)
TC Energy Corp.(a)	166,118	6,611,849

Pipeline Transportation | Petroleum (14.40%)
Enbridge, Inc.	318,467	11,947,472
Pembina Pipeline Corp.(a)	181,806	5,969,153
Total Pipeline Transportation | Petroleum		17,916,625

Storage (2.16%)
Gibson Energy, Inc.	159,670	2,683,205

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $34,619,501)		32,576,379

Security Description	Shares	Value
EXCHANGE TRADED FUND (2.34%)
Exchange Traded Fund (2.34%)
Energy Select Sector SPDR Fund	34,740	2,907,391

TOTAL EXCHANGE TRADED FUND
(Cost $2,907,651)		2,907,391

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (28.79%)
Gathering + Processing (10.74%)
Kinetik Holdings, Inc.(a)	18,691	556,057
ONEOK, Inc.	92,051	6,024,738
Targa Resources Corp.	91,529	6,782,299
Total Gathering + Processing		13,363,094

Liquefaction (6.45%)
Cheniere Energy, Inc.	43,410	6,830,130
NextDecade Corp.(b)	51,338	362,446
Tellurian, Inc.(a)(b)	555,541	827,756
Total Liquefaction		8,020,332

Pipeline Transportation | Natural Gas (11.60%)
DT Midstream, Inc.	106,892	5,365,978
Equitrans Midstream Corp.	508,852	3,068,378
Security Description	Shares	Value
Pipeline Transportation | Natural Gas (continued)
Kinder Morgan, Inc.	351,654	$5,999,217
Total Pipeline Transportation | Natural Gas		14,433,573

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $34,611,950)		35,816,999

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (25.79%)
Gathering + Processing (6.33%)
Crestwood Equity Partners LP	21,492	531,497
Hess Midstream LP, Class A	47,371	1,298,913
MPLX LP	125,921	4,360,644
Western Midstream Partners LP	64,692	1,682,639
Total Gathering + Processing		7,873,693

Pipeline Transportation | Natural Gas (15.78%)
Energy Transfer LP	736,594	9,325,280
Enterprise Products Partners LP	403,931	10,312,359
Total Pipeline Transportation | Natural Gas		19,637,639

Pipeline Transportation | Petroleum (3.68%)
Delek Logistics Partners LP	1,224	61,714
Genesis Energy LP	21,284	246,256
Holly Energy Partners LP	6,907	124,879
Magellan Midstream Partners LP	71,697	3,811,412
NuStar Energy LP	21,572	336,739
Total Pipeline Transportation | Petroleum		4,581,000

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $30,129,235)		32,092,332

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.71%)
Gathering + Processing (11.01%)
Antero Midstream Corp.	355,294	3,744,799
EnLink Midstream LLC	350,277	3,944,119
The Williams Cos., Inc.	199,704	6,011,090
Total Gathering + Processing		13,700,008

Pipeline Transportation | Petroleum (5.70%)
Plains GP Holdings LP, Class A(a)	509,697	7,089,885

TOTAL U.S. GENERAL PARTNERS
(Cost $18,388,230)		20,789,893

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.95%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $71,847)	4.46%	71,847	$71,847

Investments Purchased with Collateral from Securities Loaned (3.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $4,840,112)		4,840,112	4,840,112
TOTAL SHORT TERM INVESTMENTS
(Cost $4,911,959)			4,911,959

TOTAL INVESTMENTS (103.76%)
(Cost $125,568,526)			$129,094,953
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.76%)			(4,674,985)
NET ASSETS - 100.00%			$124,419,968

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $9,602,923.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (103.62%)
Gathering + Processing (34.40%)
Crestwood Equity Partners LP(a)	12,236,165	$302,600,360
DCP Midstream LP(a)	13,419,598	560,670,804
EnLink Midstream LLC(a)	47,039,598	529,665,874
Hess Midstream LP, Class A	6,361,966	174,445,108
Western Midstream Partners LP(a)	25,207,834	655,655,762
Total Gathering + Processing		2,223,037,908

Liquefaction (5.49%)
Cheniere Energy Partners LP	7,178,282	354,894,262

Pipeline Transportation | Natural Gas (21.50%)
Energy Transfer LP	55,177,190	698,543,225
Enterprise Products Partners LP	27,056,650	690,756,275
Total Pipeline Transportation | Natural Gas		1,389,299,500

Pipeline Transportation | Petroleum (42.23%)
Delek Logistics Partners LP	1,299,791	65,535,462
Genesis Energy LP(a)	16,135,137	186,683,535
Holly Energy Partners LP(a)	6,767,161	122,350,271
Magellan Midstream Partners LP(a)	12,976,357	689,823,138
MPLX LP	20,332,960	704,130,405
NuStar Energy LP(a)	14,733,352	229,987,625
Plains All American Pipeline LP(a)	55,177,195	731,097,834
Total Pipeline Transportation | Petroleum		2,729,608,270

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,408,276,763)		6,696,839,940

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	1,449,961	1,449,961

TOTAL SHORT TERM INVESTMENTS
(Cost $1,449,961)			1,449,961

TOTAL INVESTMENTS (103.64%)
(Cost $3,409,726,724)			$6,698,289,901
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.64%)			(235,545,922)
NET ASSETS - 100.00%			$6,462,743,979
(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

ALPS Active REIT ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.83%)
Diversified REITs (1.80%)
WP Carey, Inc.	3,999	$324,559

Health Care REITs (10.04%)
Healthcare Realty Trust, Inc.	12,900	251,550
Healthpeak Properties, Inc.	25,775	620,147
Welltower, Inc.	12,689	940,508
Total Health Care REITs		1,812,205

Hotel & Resort REITs (4.19%)
Host Hotels & Resorts, Inc.	27,844	467,779
Park Hotels & Resorts, Inc.	20,982	288,503
Total Hotel & Resort REITs		756,282

Industrial REITs (16.15%)
First Industrial Realty Trust, Inc.	6,746	355,852
Prologis, Inc.	16,408	2,024,747
Rexford Industrial Realty, Inc.	8,809	532,592
Total Industrial REITs		2,913,191

Office REITs (6.37%)
Boston Properties, Inc.	7,076	463,336
Highwoods Properties, Inc.	18,989	503,209
Kilroy Realty Corp.	5,087	183,234
Total Office REITs		1,149,779

Residential REITs (17.74%)
AvalonBay Communities, Inc.	2,889	498,410
Equity Residential	14,106	881,907
Invitation Homes, Inc.	21,520	672,715
Mid-America Apartment Communities, Inc.	3,750	600,375
Sun Communities, Inc.	3,820	546,795
Total Residential REITs		3,200,202

Retail REITs (17.81%)
Agree Realty Corp.	4,264	301,806
Federal Realty Investment Trust	3,698	394,872
Realty Income Corp.	14,557	930,920
Regency Centers Corp.	5,400	339,660
Simon Property Group, Inc.	10,205	1,245,929
Total Retail REITs		3,213,187

Specialized REITs (23.73%)
CubeSmart	14,370	675,246
Digital Realty Trust, Inc.	4,277	445,792
Equinix, Inc.	1,795	1,235,445
Public Storage	3,699	1,105,816
Security Description	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	24,351	$816,489
Total Specialized REITs		4,278,788

TOTAL COMMON STOCKS
(Cost $18,203,111)		17,648,193

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.10%)
Money Market Fund (2.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	378,519	378,519

TOTAL SHORT TERM INVESTMENTS
(Cost $378,519)			378,519

TOTAL INVESTMENTS (99.93%)
(Cost $18,581,630)			$18,026,712
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			13,387
NET ASSETS - 100.00%			$18,040,099

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (88.50%)
Consumer Discretionary (15.50%)
EVgo, Inc.(a)(b)	352,607	$2,090,960
Lucid Group, Inc.(a)(b)	2,914,211	26,606,746
Rivian Automotive, Inc.(a)	1,017,747	19,642,517
Tesla, Inc.(a)	163,794	33,694,064
Workhorse Group, Inc.(a)	811,226	1,671,126
Total Consumer Discretionary		83,705,413

Energy (3.67%)
Clean Energy Fuels Corp.(a)(b)	862,915	4,832,324
Gevo, Inc.(a)(b)	1,181,560	2,185,886
Green Plains, Inc.(a)(b)	293,572	10,178,141
REX American Resources Corp.(a)	78,522	2,592,011
Total Energy		19,788,362

Financials (2.62%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	449,815	14,128,689

Industrials (26.55%)
Ameresco, Inc., Class A(a)(b)	162,726	7,151,808
Array Technologies, Inc.(a)(b)	734,177	13,758,477
Ballard Power Systems, Inc.(a)(b)	1,220,074	6,942,221
Blink Charging Co.(a)(b)	223,512	2,022,784
ChargePoint Holdings, Inc.(a)(b)	1,397,241	15,872,657
Energy Vault Holdings, Inc.(a)(b)	499,597	1,668,654
Fluence Energy, Inc.(a)(b)	195,421	3,648,510
Hyliion Holdings Corp.(a)	670,957	1,898,808
Li-Cycle Holdings Corp.(a)	608,888	3,689,861
Lion Electric Co.(a)(b)	489,810	1,106,971
Microvast Holdings, Inc.(a)	788,211	1,016,792
Nikola Corp.(a)(b)	1,707,016	3,789,576
Plug Power, Inc.(a)(b)	2,018,761	30,018,976
Proterra, Inc.(a)(b)	972,491	4,084,462
Shoals Technologies Group, Inc., Class A(a)	318,984	7,827,867
Stem, Inc.(a)(b)	751,919	6,135,659
SunPower Corp.(a)(b)	436,688	6,559,054
Sunrun, Inc.(a)	992,740	23,865,470
TPI Composites, Inc.(a)(b)	204,188	2,360,413
Total Industrials		143,419,020

Information Technology (12.02%)
Enphase Energy, Inc.(a)	94,991	19,998,455
First Solar, Inc.(a)	189,618	32,071,988
Security Description	Shares	Value
Information Technology (continued)
Itron, Inc.(a)	230,053	$12,830,056
Total Information Technology		64,900,499

Materials (9.26%)
Albemarle Corp.	112,269	28,551,129
Livent Corp.(a)(b)	915,128	21,459,752
Total Materials		50,010,881

Utilities (18.88%)
Altus Power, Inc.(a)	215,135	1,456,464
Boralex, Inc., Class A(b)	523,563	13,947,611
Clearway Energy, Inc., Class C	418,353	13,140,468
Innergex Renewable Energy, Inc.(b)	790,773	8,426,412
Montauk Renewables, Inc.(a)	306,444	3,021,538
Northland Power, Inc.	1,140,795	27,715,174
Ormat Technologies, Inc.	244,119	20,632,938
Sunnova Energy International, Inc.(a)(b)	508,183	9,035,494
TransAlta Renewables, Inc.(b)	547,354	4,593,040
Total Utilities		101,969,139

TOTAL COMMON STOCKS
(Cost $648,473,947)		477,922,003

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (11.29%)
Energy (1.25%)
Enviva, Inc.	155,380	6,768,353

Utilities (10.04%)
Brookfield Renewable Partners LP	1,061,031	27,736,882
NextEra Energy Partners LP	399,055	26,441,384
Total Utilities		54,178,266

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $73,179,811)		60,946,619

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.07%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $214,001)	4.46%	214,001	$214,001

Investments Purchased with Collateral from Securities Loaned (11.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $59,551,215)		59,551,215	59,551,215
TOTAL SHORT TERM INVESTMENTS
(Cost $59,765,216)			59,765,216

TOTAL INVESTMENTS (110.86%)
(Cost $781,418,974)			$598,633,838
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.86%)			(58,623,707)
NET ASSETS - 100.00%			$540,010,131

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $104,958,917.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.94%)
Communication Services (1.02%)
Netflix, Inc.(a)	3,629	$1,169,010

Consumer Discretionary (3.71%)
ADT, Inc.	114,224	861,249
Garmin, Ltd.	11,777	1,155,677
iRobot Corp.(a)	22,320	917,129
Tesla, Inc.(a)	6,465	1,329,915
Total Consumer Discretionary		4,263,970

Financials (3.99%)
American Express Co.	7,295	1,269,257
Kaspi.KZ JSC, GDR(b)	14,955	1,112,652
Moody's Corp.	3,883	1,126,652
S&P Global, Inc.	3,179	1,084,675
Total Financials		4,593,236

Health Care (10.46%)
Align Technology, Inc.(a)	5,887	1,822,026
Boston Scientific Corp.(a)	24,235	1,132,259
Cutera, Inc.(a)(c)	23,708	768,850
Dexcom, Inc.(a)	9,172	1,018,184
DiaSorin SpA	8,170	986,414
HealthEquity, Inc.(a)	17,316	1,128,484
Insulet Corp.(a)	3,682	1,017,558
Intuitive Surgical, Inc.(a)	4,126	946,463
PROCEPT BioRobotics Corp.(a)	25,853	968,195
ResMed, Inc.	5,023	1,069,899
Smith & Nephew PLC, Sponsored ADR(c)	41,253	1,178,598
Total Health Care		12,036,930

Industrials (15.67%)
ABB, Ltd., Sponsored ADR	36,379	1,211,421
AeroVironment, Inc.(a)(c)	13,606	1,166,578
AutoStore Holdings, Ltd.(a)(b)(c)(d)	636,408	1,325,544
Experian PLC	31,900	1,076,303
FANUC Corp.	7,421	1,262,859
Proto Labs, Inc.(a)	45,066	1,416,875
RELX PLC, Sponsored ADR	39,595	1,199,333
Schneider Electric SE	7,784	1,252,422
Sensata Technologies Holding PLC	25,609	1,295,303
Thomson Reuters Corp.(c)	9,776	1,184,010
TransUnion	18,834	1,232,308
Verisk Analytics, Inc.	6,134	1,049,589
Vestas Wind Systems A/S	41,425	1,180,872
Wolters Kluwer NV	10,285	1,190,643
Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,092,400	$983,931
Total Industrials		18,027,991

Information Technology (62.09%)
Adobe, Inc.(a)	3,375	1,093,331
Adyen NV(a)(b)(d)	755	1,074,225
Alarm.com Holdings, Inc.(a)	22,666	1,152,113
Allegro MicroSystems, Inc.(a)	34,413	1,503,160
ams-OSRAM AG(a)	151,722	1,182,074
ANSYS, Inc.(a)	4,576	1,389,319
Autodesk, Inc.(a)	5,701	1,132,732
Black Knight, Inc.(a)	18,615	1,109,454
Block, Inc., Class A(a)	17,699	1,358,045
Check Point Software Technologies, Ltd.(a)	8,546	1,057,311
Cognex Corp.	22,540	1,068,847
Crowdstrike Holdings, Inc., Class A(a)	9,784	1,180,831
CyberArk Software, Ltd.(a)	7,989	1,156,568
Dassault Systemes SE	30,802	1,191,747
Datadog, Inc., Class A(a)	15,139	1,158,436
Dynatrace, Inc.(a)	29,916	1,272,327
FARO Technologies, Inc.(a)	34,818	947,050
Fidelity National Information Services, Inc.	16,116	1,021,271
First Solar, Inc.(a)	7,352	1,243,517
Fiserv, Inc.(a)	11,072	1,274,276
FleetCor Technologies, Inc.(a)	6,095	1,309,145
Fortinet, Inc.(a)	21,233	1,262,090
Gen Digital, Inc.	49,253	960,926
Global Payments, Inc.	11,330	1,271,226
GMO Payment Gateway, Inc.	12,400	1,019,103
Guidewire Software, Inc.(a)	17,934	1,259,146
Intuit, Inc.	2,768	1,127,074
Itron, Inc.(a)	21,123	1,178,029
Keyence Corp.	2,721	1,176,891
Mastercard, Inc., Class A	3,187	1,132,309
Materialise NV, ADR(a)(c)	115,521	993,481
Nemetschek SE	22,640	1,285,436
Okta, Inc.(a)	17,550	1,251,140
Omron Corp.	22,200	1,192,217
Pagseguro Digital, Ltd., Class A(a)(c)	123,230	1,068,404
Palo Alto Networks, Inc.(a)	7,007	1,319,909
PayPal Holdings, Inc.(a)	15,140	1,114,304
PTC, Inc.(a)	9,196	1,152,535
Qorvo, Inc.(a)	11,304	1,140,461
Qualys, Inc.(a)	9,557	1,129,160
Renishaw PLC	24,562	1,180,002
Salesforce, Inc.(a)	8,636	1,412,936
SAP SE, Sponsored ADR	10,377	1,181,110
ServiceNow, Inc.(a)	2,836	1,225,634
Silicon Laboratories, Inc.(a)(c)	7,725	1,379,144
Skyworks Solutions, Inc.	11,806	1,317,195
Snowflake, Inc., Class A(a)	7,827	1,208,332
SolarEdge Technologies, Inc.(a)	3,545	1,127,026

Security Description	Shares	Value
Information Technology (continued)
Splunk, Inc.(a)	12,890	$1,321,225
SS&C Technologies Holdings, Inc.	22,168	1,301,262
Stratasys, Ltd.(a)	88,065	1,140,442
Temenos AG	19,383	1,425,762
Trend Micro, Inc.(c)	23,630	1,112,470
Visa, Inc., Class A	5,362	1,179,318
VMware, Inc., Class A(a)	9,441	1,039,737
Workday, Inc., Class A(a)	6,620	1,227,811
Xero, Ltd.(a)	23,921	1,250,698
Xinyi Solar Holdings, Ltd.	1,028,000	1,097,490
Zoom Video Communications, Inc., Class A(a)	15,520	1,157,637
Zscaler, Inc.(a)	9,353	1,226,646
Total Information Technology		71,421,497

Real Estate (0.98%)
Equinix, Inc.	1,641	1,129,451

Utilities (1.02%)
China Longyuan Power Group Corp., Ltd., Class H	953,000	1,169,184

TOTAL COMMON STOCKS
(Cost $129,865,854)		113,811,269

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.93%)
Utilities (0.93%)
Brookfield Renewable Partners LP	41,047	1,073,028

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,225,940)		1,073,028
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.90%)
Money Market Fund (0.10%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $120,292)	4.46%	120,292	$120,292

Investments Purchased with Collateral from Securities Loaned (3.80%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $4,365,617)		4,365,617	4,365,617
TOTAL SHORT TERM INVESTMENTS
(Cost $4,485,909)			4,485,909

TOTAL INVESTMENTS (103.77%)
(Cost $135,577,703)			$119,370,206
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.77%)			(4,341,732)
NET ASSETS - 100.00%			$115,028,474

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $3,512,421 representing 3.05% of net assets.
(c)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,480,380.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,399,769, representing 2.09% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.80%)
Brazil (9.70%)
Braskem SA(a)	120,820	$464,315
Engie Brasil Energia SA	79,500	596,464
JBS SA	143,496	525,970
Petroleo Brasileiro SA	122,522	590,676
TOTVS SA	113,197	590,044
Total Brazil		2,767,469

Chile (9.04%)
Banco Santander Chile, ADR	37,167	623,662
Cia Sud Americana de Vapores SA	7,172,606	693,282
Empresas CMPC SA	342,808	569,628
Falabella SA	314,502	692,370
Total Chile		2,578,942

China (9.90%)
BBMG Corp.	4,279,000	566,943
China Petroleum & Chemical Corp.	1,212,000	619,171
COSCO SHIPPING Holdings Co., Ltd.	540,500	560,510
Maanshan Iron & Steel Co., Ltd.	2,366,000	551,606
Sinotrans, Ltd.	1,722,000	526,512
Total China		2,824,742

Colombia (4.42%)
Bancolombia SA, ADR	21,812	557,515
Ecopetrol SA, Sponsored ADR	63,534	704,592
Total Colombia		1,262,107

Czech Republic (5.34%)
CEZ AS	17,835	832,535
Komercni banka A.S.	20,534	692,781
Total Czech Republic		1,525,316

Hungary (1.91%)
Richter Gedeon Nyrt	26,054	546,630

India (5.93%)
Dr Reddy's Laboratories, Ltd., ADR	10,697	558,918
Infosys, Ltd., Sponsored ADR	31,217	560,033
Wipro, Ltd., ADR	122,529	572,211
Total India		1,691,162

Indonesia (10.12%)
Astra International Tbk PT	1,585,500	634,200
Bukit Asam Tbk PT	2,485,600	629,142
Security Description	Shares	Value
Indonesia (continued)
Indo Tambangraya Megah Tbk PT	229,400	$559,586
Indofood Sukses Makmur Tbk PT	1,299,400	551,712
Perusahaan Gas Negara Tbk PT	4,998,800	512,992
Total Indonesia		2,887,632

Malaysia (10.04%)
Maxis Bhd	654,900	570,620
MISC Bhd	353,600	595,703
Petronas Gas Bhd	150,900	560,222
Sime Darby Bhd	1,160,400	586,988
Sime Darby Plantation Bhd	584,100	550,583
Total Malaysia		2,864,116

Mexico (6.68%)
Coca-Cola Femsa SAB de CV, ADR	8,759	630,735
El Puerto de Liverpool SAB de CV	95,422	580,308
Kimberly-Clark de Mexico SAB de CV, Class A	346,200	694,614
Total Mexico		1,905,657

Philippines (3.80%)
Manila Electric Co.	114,160	655,466
PLDT, Inc.	18,530	430,191
Total Philippines		1,085,657

Russia (0.00%)
Magnit PJSC, GDR(b)(c)	32,174	321
Mobile TeleSystems PJSC, Sponsored ADR(b)	64,600	646
Novolipetsk Steel PJSC, GDR(b)(c)	17,594	176
Severstal PAO, GDR(b)(c)	23,283	233
X5 Retail Group NV, GDR(b)(c)	17,785	178
Total Russia		1,554

South Africa (10.10%)
African Rainbow Minerals, Ltd.	34,122	472,654
MultiChoice Group	85,275	654,712
Nedbank Group, Ltd.	47,334	594,298
Ninety One, Ltd.	249,372	624,618
Vodacom Group, Ltd.	77,599	535,397
Total South Africa		2,881,679

Thailand (10.38%)
Bangkok Dusit Medical Services PCL	709,800	562,357
Bumrungrad Hospital PCL	95,600	570,766
Delta Electronics Thailand PCL	28,500	735,458
Home Product Center PCL	1,392,200	551,503
Intouch Holdings PCL	270,300	541,116
Total Thailand		2,961,200

Security Description	Shares	Value
Turkey (2.44%)
Tofas Turk Otomobil Fabrikasi A.S.	76,878	$697,744

TOTAL COMMON STOCKS
(Cost $29,309,881)		28,481,607

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	37,434	37,434

TOTAL SHORT TERM INVESTMENTS
(Cost $37,434)			37,434

TOTAL INVESTMENTS (99.93%)
(Cost $29,347,315)			$28,519,041
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			20,571
NET ASSETS - 100.00%			$28,539,612

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $908 representing 0.00% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.00%)
Communication Services (9.92%)
Communication Services Select Sector SPDR Fund(a)	604,559	$32,343,907

Consumer Discretionary (9.68%)
Consumer Discretionary Select Sector SPDR Fund(a)	216,921	31,570,682

Consumer Staples (8.57%)
Consumer Staples Select Sector SPDR Fund	388,045	27,950,881

Energy (8.83%)
Energy Select Sector SPDR Fund	344,364	28,819,823

Financials (9.44%)
Financial Select Sector SPDR Fund(a)	861,987	30,790,176

Healthcare (8.36%)
Health Care Select Sector SPDR Fund	214,339	27,257,491

Industrials (9.17%)
Industrial Select Sector SPDR Fund(a)	296,122	29,899,438

Materials (9.21%)
Materials Select Sector SPDR Fund(a)	367,334	30,058,941

Real Estate (9.07%)
Real Estate Select Sector SPDR Fund	774,635	29,598,803

Technology (9.54%)
Technology Select Sector SPDR Fund	227,884	31,110,724

Utilities (8.21%)
Utilities Select Sector SPDR Fund(a)	412,175	26,791,375

TOTAL EXCHANGE TRADED FUNDS
7. (Cost $304,866,114)		326,192,241
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.50%)
Money Market Fund (0.01%) State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $30,562)	4.46%	30,562	$30,562

Investments Purchased with Collateral from Securities Loaned (11.49%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $37,467,824)		37,467,824	37,467,824
TOTAL SHORT TERM INVESTMENTS
(Cost $37,498,386)			37,498,386

TOTAL INVESTMENTS (111.50%)
(Cost $342,364,500)			$363,690,627
LIABILITIES IN EXCESS OF OTHER ASSETS (-11.50%)			(37,498,006)
NET ASSETS - 100.00%			$326,192,621

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $69,464,448.

Common Abbreviations:

SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Communication Services (4.71%)
TripAdvisor, Inc.(a)	764	$16,479
Walt Disney Co.(a)	2,786	277,513
Total Communication Services		293,992

Consumer Discretionary (46.83%)
Airbnb, Inc., Class A(a)	2,281	281,202
Booking Holdings, Inc.(a)	127	320,548
Caesars Entertainment, Inc.(a)	1,220	61,927
Churchill Downs, Inc.	158	38,833
Cie Financiere Richemont SA, Class A	1,250	188,127
Dufry AG(a)(b)	347	15,433
Expedia Group, Inc.(a)	729	79,439
Flight Centre Travel Group, Ltd.(a)	1,437	18,179
Galaxy Entertainment Group, Ltd.	17,000	113,053
H World Group, Ltd., ADR	1,732	82,045
Hilton Worldwide Holdings, Inc.	1,829	264,309
Intercontinental Hotels Group	392	26,433
Las Vegas Sands Corp.(a)	1,778	102,182
LVMH Moet Hennessy Louis Vuitton SE	340	283,738
Marriott International, Inc., Class A	1,606	271,799
Marriott Vacations Worldwide Corp.	221	33,811
MGM Resorts International	2,444	105,116
Oriental Land Co., Ltd.(b)	1,160	185,346
Penn Entertainment, Inc.(a)	928	28,332
Samsonite International SA(a)(c)(d)	15,000	42,041
Sonder Holdings, Inc.(a)	9,484	9,769
Thule Group AB(c)(d)	608	13,545
Tongcheng Travel Holdings, Ltd.(a)(d)	6,800	13,480
Trainline PLC(a)(c)(d)	3,917	12,047
Trip.com Group, Ltd., ADR	3,758	133,597
TUI AG(a)	817	16,052
Vacasa, Inc.(a)	11,013	15,969
Vail Resorts, Inc.	271	63,276
WH Smith PLC	832	15,812
Wyndham Hotels & Resorts, Inc.	537	41,360
Security Description	Shares	Value
Consumer Discretionary (continued)
Wynn Resorts, Ltd.(a)	402	$43,565
Total Consumer Discretionary		2,920,365

Consumer Staples (10.01%)
Estee Lauder Cos., Inc., Class A	1,061	257,877
Hormel Foods Corp.	1,677	74,425
Kose Corp.	400	45,213
L'Oreal SA	580	230,111
Premium Brands Holdings Corp.(b)	231	16,958
Total Consumer Staples		624,584

Financials (4.66%)
American Express Co.	1,672	290,911

Industrials (26.63%)
Aena SME SA(c)(d)	180	27,872
Air China, Ltd., Class H(a)(b)	13,000	11,974
Airports of Thailand PCL(a)	10,200	20,997
Alaska Air Group, Inc.(a)	738	35,299
American Airlines Group, Inc.(a)	3,237	51,727
ANA Holdings, Inc.(a)	2,600	52,771
Auckland International Airport, Ltd.(a)	7,935	42,880
Avis Budget Group, Inc.(a)	77	16,914
China Southern Airlines Co., Ltd., Class H(a)	22,000	16,032
Cintas Corp.	561	245,981
Dassault Aviation SA	86	14,800
Delta Air Lines, Inc.(a)	4,456	170,844
Deutsche Lufthansa AG(a)	1,764	18,326
Elis SA	1,058	19,024
Grab Holdings, Ltd.(a)	11,211	35,987
Grupo Aeroportuario del Centro Norte SAB de CV	1,968	18,805
Grupo Aeroportuario del Pacifico SAB de CV	2,348	44,655
Grupo Aeroportuario del Sureste SAB de CV, ADR	189	54,089
Hertz Global Holdings, Inc.(a)	867	16,048
JetBlue Airways Corp.(a)	1,914	15,886
Korean Air Lines Co., Ltd.(a)	3,387	58,231
Localiza Rent a Car SA	2,651	28,098
Lyft, Inc., Class A(a)	1,346	13,460
Qantas Airways, Ltd.(a)	19,499	84,236
Ryanair Holdings PLC, ADR(a)	186	17,255
Sixt SE	153	20,730
Southwest Airlines Co.	4,842	162,594
Turk Hava Yollari AO(a)	3,600	27,374
Uber Technologies, Inc.(a)	6,241	207,576

Security Description	Shares	Value
Industrials (continued)
United Airlines Holdings, Inc.(a)	2,119	$110,103
Total Industrials		1,660,568

Information Technology (3.17%)
Agilysys, Inc.(a)	228	18,220
Amadeus IT Group SA(a)	1,891	118,806
Clear Secure, Inc.(a)	496	15,247
Euronet Worldwide, Inc.(a)	305	33,199
Sabre Corp.(a)	2,364	11,962
Total Information Technology		197,434

Real Estate (3.84%)
Gaming and Leisure Properties, Inc.	1,996	107,545
Host Hotels & Resorts, Inc.	5,273	88,586
Ryman Hospitality Properties, Inc.	468	43,416
Total Real Estate		239,547

TOTAL COMMON STOCKS
(Cost $6,474,527)		6,227,401

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.24%)
Money Market Fund (0.13%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $8,035)	4.46%	8,035	8,035

Investments Purchased with Collateral from Securities Loaned (3.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $193,885)		193,885	193,885
TOTAL SHORT TERM INVESTMENTS
(Cost $201,920)			201,920

TOTAL INVESTMENTS (103.09%)
(Cost $6,676,447)			$6,429,321
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.09%)			(192,535)
NET ASSETS - 100.00%			$6,236,786

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $198,113.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $95,505, representing 1.53% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $108,985 representing 1.75% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Hillman Active Value ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.83%)
Communication Services (15.58%)
Alphabet, Inc., Class A(a)	1,247	$112,305
AT&T, Inc.	7,662	144,889
Comcast Corp., Class A	3,641	135,336
Meta Platforms, Inc., Class A(a)	921	161,120
Verizon Communications, Inc.	2,698	104,709
Walt Disney Co.(a)	1,421	141,546
Warner Bros Discovery, Inc.(a)	9,413	147,030
Total Communication Services		946,935

Consumer Discretionary (6.79%)
Amazon.com, Inc.(a)	1,283	120,897
CarMax, Inc.(a)	2,072	143,051
Nordstrom, Inc.(b)	7,645	148,925
Total Consumer Discretionary		412,873

Consumer Staples (10.70%)
Anheuser-Busch InBev SA, ADR(b)	2,186	132,690
Conagra Brands, Inc.	3,473	126,452
Constellation Brands, Inc., Class A	561	125,496
Kellogg Co.	1,735	114,406
Kraft Heinz Co.	3,896	151,710
Total Consumer Staples		650,754

Financials (11.32%)
Bank of New York Mellon Corp.	3,079	156,660
BlackRock, Inc.	199	137,197
T Rowe Price Group, Inc.	987	110,820
Wells Fargo & Co.	3,377	157,942
Western Union Co.	9,699	125,699
Total Financials		688,318

Health Care (12.41%)
Becton Dickinson and Co.	617	144,717
Biogen, Inc.(a)	437	117,929
CVS Health Corp.	1,363	113,865
GSK PLC, ADR	3,166	108,499
Medtronic PLC	1,690	139,932
Zimmer Biomet Holdings, Inc.	1,048	129,816
Total Health Care		754,758

Industrials (11.19%)
3M Co.	1,044	112,481
Boeing Co.(a)	757	152,573
Emerson Electric Co.	1,551	128,283
General Electric Co.	1,816	153,833
Raytheon Technologies Corp.	1,354	132,814
Total Industrials		679,984

Information Technology (20.11%)
Adobe, Inc.(a)	424	137,355
Security Description	Shares	Value
Information Technology (continued)
ASML Holding NV	222	$137,136
Equifax, Inc.	678	137,315
Intel Corp.	3,979	99,196
Lam Research Corp.	312	151,635
Microsoft Corp.	540	134,687
Salesforce, Inc.(a)	839	137,269
ServiceNow, Inc.(a)	346	149,531
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,588	138,267
Total Information Technology		1,222,391

Materials (6.34%)
Air Products and Chemicals, Inc.	419	119,826
Compass Minerals International, Inc.	3,273	126,109
DuPont de Nemours, Inc.	1,910	139,487
Total Materials		385,422

Real Estate (2.39%)
Simon Property Group, Inc.	1,191	145,409

TOTAL COMMON STOCKS
(Cost $6,791,246)		5,886,844

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (2.64%)
Energy (2.64%)
Enterprise Products Partners LP	6,281	160,354

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $157,343)		160,354

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.19%)
Money Market Fund (0.40%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $24,399)	4.46%	24,399	$24,399

Investments Purchased with Collateral from Securities Loaned (2.79%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $169,254)		169,254	169,254
TOTAL SHORT TERM INVESTMENTS
(Cost $193,653)			193,653

TOTAL INVESTMENTS (102.66%)
(Cost $7,142,242)			$6,240,851
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.66%)			(161,435)
NET ASSETS - 100.00%			$6,079,416

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $165,405.

See Notes to Quarterly Schedule of Investments.

ALPS Intermediate Municipal Bond ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS (99.52%)
General Obligation Limited (2.33%)
Pennsylvania (2.33%)
School District of Philadelphia
5.00%, 09/01/2034	$500,000	$518,010
4.00%, 09/01/2036	200,000	200,850
Total Pennsylvania		718,860

Total General Obligation Limited		718,860

General Obligation Unlimited (14.78%)
California (5.05%)
Chino Valley Unified School District
0.00%, 08/01/2035(a)	135,000	83,456
Oak Grove School District
0.00%, 08/01/2031(a)	200,000	147,556
Rio Hondo Community College District
0.00%, 08/01/2036(a)	300,000	174,053
Rowland Unified School District
0.00%, 08/01/2033(a)	1,000,000	619,294
0.00%, 08/01/2034(a)	300,000	189,825
San Diego Unified School District
0.00%, 07/01/2034(a)	100,000	64,217
San Mateo County Community College District
0.00%, 09/01/2035(a)	110,000	69,937
San Mateo Union High School District
0.00%, 09/01/2041(a)	220,000	205,567
Total California		1,553,905

Massachusetts (2.04%)
Commonwealth of Massachusetts
3M US L + 0.57%, 05/01/2037(b)	645,000	631,529
Total Massachusetts		631,529

New York (0.81%)
City of New York NY
4.00%, 08/01/2037	250,000	249,311
Total New York		249,311

Oregon (5.22%)
Clackamas & Washington Counties School District No 3
0.00%, 06/15/2036(a)	600,000	335,736
Deschutes & Jefferson Counties School District No 2J Redmond
0.00%, 06/15/2028(a)	1,250,000	1,040,130
Security Description	Principal Amount	Value
General Obligation Unlimited (continued)
Multnomah County School District No 40
0.00%, 06/15/2043(a)(c)	$300,000	$111,464
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2034(a)	200,000	126,363
Total Oregon		1,613,693

Texas (1.66%)
Northside Independent School District
0.70%, 06/01/2050(b)	200,000	186,671
2.00%, 06/01/2052(b)	345,000	323,093
Total Texas		509,764

Total General Obligation Unlimited		4,558,202

Revenue Bonds (82.41%)
Arizona (3.78%)
Salt Verde Financial Corp.
5.00%, 12/01/2032	675,000	706,880
5.00%, 12/01/2037	450,000	459,610
Total Arizona		1,166,490

California (2.96%)
Anaheim Public Financing Authority
0.00%, 09/01/2030(a)	275,000	211,797
Long Beach Bond Finance Authority
3M US L + 1.45%, 11/15/2027(b)	430,000	425,210
Northern California Gas Authority No 1
3M US L + 0.72%, 07/01/2027(b)	275,000	272,940
Total California		909,947

Colorado (2.26%)
City & County of Denver Co. Airport System Revenue
5.75%, 11/15/2036	250,000	297,246
Colorado Health Facilities Authority
4.00%, 01/01/2038	200,000	201,293
2.40%, 05/15/2062(b)	200,000	200,000
Total Colorado		698,539

Connecticut (4.47%)
Connecticut Housing Finance Authority
4.00%, 11/15/2047	420,000	417,705

Security Description	Principal Amount	Value
Revenue Bonds (continued)
Connecticut State Health & Educational Facilities Authority
0.25%, 07/01/2037(b)	$1,000,000	$963,850
Total Connecticut		1,381,555

District of Columbia (0.51%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2031	150,000	156,794
Total District of Columbia		156,794

Florida (3.24%)
County of Broward FL Airport System Revenue
5.00%, 10/01/2031	200,000	215,439
Florida Housing Finance Corp.
5.50%, 01/01/2054	150,000	159,158
Greater Orlando Aviation Authority
5.00%, 10/01/2033	300,000	323,712
Hillsborough County Industrial Development Authority
2.50%, 11/01/2038(b)	300,000	300,000
Total Florida		998,309

Georgia (4.43%)
Development Authority of Burke County
1.50%, 01/01/2040(b)	255,000	240,323
1.70%, 12/01/2049(b)	650,000	624,579
Main Street Natural Gas, Inc.
4.00%, 08/01/2049(b)	500,000	500,045
Total Georgia		1,364,947

Illinois (2.16%)
Illinois Finance Authority
5.00%, 08/15/2035	225,000	250,434
5.00%, 02/15/2036	300,000	316,668
2.45%, 08/15/2057(b)	100,000	100,000
Total Illinois		667,102

Kansas (0.72%)
Kansas Development Finance Authority
5.00%, 11/15/2054(b)	200,000	222,953
Total Kansas		222,953

Kentucky (2.10%)
Kentucky Public Energy Authority
4.00%, 12/01/2049(b)	210,000	210,162
1D US SOFR + 1.20%, 08/01/2052(b)	460,000	437,711
Total Kentucky		647,873
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Massachusetts (1.21%)
Massachusetts Development Finance Agency
4.00%, 07/01/2035	$200,000	$202,100
Massachusetts Housing Finance Agency
3.00%, 12/01/2050	175,000	169,128
Total Massachusetts		371,228

Minnesota (0.41%)
Minnesota Housing Finance Agency
2.47%, 01/01/2050	136,808	125,055
Total Minnesota		125,055

Missouri (0.94%)
Missouri Housing Development Commission
4.00%, 05/01/2050	290,000	288,363
Total Missouri		288,363

Nebraska (3.22%)
Central Plains Energy Project
5.00%, 05/01/2053(b)	725,000	747,137
Nebraska Investment Finance Authority
3.50%, 09/01/2046	250,000	246,594
Total Nebraska		993,731

New Jersey (3.87%)
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2045(b)	220,000	231,163
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031(a)	1,375,000	965,710
Total New Jersey		1,196,873

New Mexico (2.01%)
City of Farmington NM
1.80%, 04/01/2029	375,000	318,984
New Mexico Mortgage Finance Authority
5.25%, 03/01/2053	285,000	301,620
Total New Mexico		620,604

New York (9.89%)
Metropolitan Transportation Authority
1D US SOFR + 0.80%, 11/01/2032(b)	460,000	455,671
1D US SOFR + 0.33%, 11/01/2035(b)	470,000	467,751

Security Description	Principal Amount	Value
Revenue Bonds (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 02/01/2038	$250,000	$249,143
New York State Dormitory Authority
4.00%, 03/15/2036	200,000	202,955
Port Authority of New York & New Jersey
5.00%, 11/01/2030	1,100,000	1,208,279
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2039(a)	1,000,000	466,030
Total New York		3,049,829

North Carolina (3.25%)
Charlotte-Mecklenburg Hospital Authority
4.00%, 01/15/2037	500,000	498,565
University of North Carolina at Chapel Hill
1D US SOFR + 0.65%, 12/01/2041(b)	500,000	498,255
Total North Carolina		996,820

North Dakota (5.27%)
North Dakota Housing Finance Agency
4.25%, 01/01/2049	395,000	394,567
3.00%, 01/01/2052	940,000	905,187
5.75%, 07/01/2053	300,000	323,234
Total North Dakota		1,622,988

Ohio (5.27%)
Ohio Air Quality Development Authority
4.25%, 11/01/2039(b)	500,000	497,170
Ohio Higher Educational Facility Commission
2.60%, 01/01/2039(b)	100,000	100,000
Ohio Housing Finance Agency
5.00%, 03/01/2052	1,000,000	1,029,910
Total Ohio		1,627,080

Oklahoma (1.68%)
Oklahoma Housing Finance Agency
5.00%, 03/01/2052	500,000	518,270
Total Oklahoma		518,270

Oregon (1.62%)
Oregon State Facilities Authority
2.50%, 08/01/2034(b)	500,000	500,000
Total Oregon		500,000
Security Description	Principal Amount	Value
Revenue Bonds (continued)
Pennsylvania (0.27%)
State Public School Building Authority
5.00%, 06/01/2033	$80,000	$83,479
Total Pennsylvania		83,479

South Dakota (3.34%)
South Dakota Housing Development Authority
5.00%, 05/01/2053	995,000	1,031,157
Total South Dakota		1,031,157

Tennessee (3.34%)
Tennessee Housing Development Agency
5.00%, 01/01/2053	1,000,000	1,029,940
Total Tennessee		1,029,940

Texas (7.31%)
City of Houston TX Airport System Revenue
5.00%, 07/01/2028	1,000,000	1,063,090
Texas Department of Housing & Community Affairs
4.40%, 07/01/2037	200,000	203,656
3.50%, 07/01/2052	335,000	327,722
Texas Municipal Gas Acquisition and Supply Corp. I
3M US L + 0.70%, 12/15/2026(b)	620,000	616,051
6.25%, 12/15/2026	40,000	41,753
Total Texas		2,252,272

Washington D.C. (1.74%)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028	500,000	537,513
Total Washington D.C.		537,513

Wisconsin (1.14%)
Public Finance Authority
3.70%, 10/01/2046(b)	150,000	150,984
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2036	200,000	200,525
Total Wisconsin		351,509

Total Revenue Bonds		25,411,220

TOTAL MUNICIPAL BONDS
(Cost $30,814,115)		30,688,282

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.04%)
Money Market Fund
State Street Institutional US Government Money Market Fund (Premier Class)	4.42%	12,888	$12,888

TOTAL SHORT TERM INVESTMENTS
(Cost $12,888)			12,888

TOTAL INVESTMENTS (99.56%)
(Cost $30,827,003)			$30,701,170
OTHER ASSETS IN EXCESS OF LIABILITIES (0.44%)			135,290
NET ASSETS - 100.00%			$30,836,460

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

Reference Rates:

1D US SOFR - 1 Day SOFR as of February 28, 2023 was 4.55%

3M US L - 3 Month LIBOR as of February 28, 2023 was 4.97%

(a)	Zero coupon bond.
(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2023. Security description includes the reference rate and spread if published and available.
(c)	Represents a security purchased on a when-issued basis.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.36%)
Australia (7.51%)
BHP Group, Ltd.	108,568	$3,302,115
Fortescue Metals Group, Ltd.	240,986	3,470,224
South32, Ltd.	1,229,821	3,591,564
Woodside Energy Group, Ltd.	150,824	3,644,499
Total Australia		14,008,402

Austria (2.43%)
Erste Group Bank AG	115,384	4,537,498

Denmark (2.07%)
A P Moller-Maersk A/S(a)	1,658	3,866,362

Finland (1.76%)
Fortum Oyj	214,376	3,278,732

France (16.48%)
Amundi SA(b)(c)	60,656	4,003,315
Bouygues SA	112,992	3,829,144
Cie Generale des Etablissements Michelin SCA	124,764	3,923,907
Credit Agricole SA	348,076	4,256,655
Danone SA	66,278	3,732,234
Engie SA	231,184	3,383,216
Orange SA	357,645	4,082,400
Sanofi	37,503	3,525,984
Total France		30,736,855

Germany (6.59%)
Bayerische Motoren Werke AG	39,338	4,067,153
Fresenius Medical Care AG & Co. KGaA	109,616	4,280,525
Mercedes-Benz Group AG	51,304	3,942,287
Total Germany		12,289,965

Hong Kong (2.05%)
CITIC, Ltd.	3,461,000	3,818,414

Israel (1.63%)
Israel Chemicals, Ltd.	419,066	3,046,585

Italy (6.12%)
Enel SpA	636,859	3,581,553
Eni SpA	245,906	3,476,418
Security Description	Shares	Value
Italy (continued)
Intesa Sanpaolo SpA	1,608,901	$4,358,983
Total Italy		11,416,954

Japan (18.00%)
Canon, Inc.(d)	154,063	3,327,254
ENEOS Holdings, Inc.	1,074,900	3,712,868
Japan Tobacco, Inc.	169,100	3,439,627
Kyocera Corp.	69,420	3,420,141
NEC Corp.	101,800	3,644,927
Nippon Steel Corp.	210,600	4,697,530
Nippon Yusen KK(d)	157,600	4,088,305
Sumitomo Corp.	213,600	3,644,323
Takeda Pharmaceutical Co., Ltd.	116,800	3,613,247
Total Japan		33,588,222

Netherlands (4.42%)
Koninklijke Philips NV	245,488	4,011,624
Stellantis NV(a)	242,312	4,242,670
Total Netherlands		8,254,294

Norway (3.96%)
Aker BP ASA	117,756	3,178,396
Telenor ASA	375,380	4,212,940
Total Norway		7,391,336

Poland (2.01%)
Polski Koncern Naftowy ORLEN SA	250,432	3,752,638

Portugal (1.79%)
Jeronimo Martins SGPS SA	162,548	3,338,814

Spain (5.78%)
Endesa SA(d)	186,440	3,661,950
Red Electrica Corp. SA	194,589	3,233,374
Telefonica SA	957,294	3,897,218
Total Spain		10,792,542

Sweden (5.44%)
H & M Hennes & Mauritz AB, Class B(d)	307,433	3,877,861
Telefonaktiebolaget LM Ericsson, Class B	534,155	2,964,693
Telia Co. AB	1,278,114	3,302,731
Total Sweden		10,145,285

Switzerland (2.10%)
Swiss Re AG	37,604	3,920,701

Security Description	Shares	Value
United Kingdom (9.22%)
British American Tobacco PLC	86,179	$3,258,560
GSK PLC	196,030	3,361,013
Imperial Brands PLC	137,569	3,317,767
The Sage Group Plc	366,918	3,303,921
Vodafone Group PLC	3,292,723	3,951,933
Total United Kingdom		17,193,194

TOTAL COMMON STOCKS
(Cost $184,160,647)		185,376,793

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.45%)
Money Market Fund (0.23%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $423,037)	4.46%	423,037	423,037

Investments Purchased with Collateral from Securities Loaned (0.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $402,693)		402,693	402,693
TOTAL SHORT TERM INVESTMENTS
(Cost $825,730)			825,730

TOTAL INVESTMENTS (99.81%)
(Cost $184,986,377)			$186,202,523
OTHER ASSETS IN EXCESS OF LIABILITIES (0.19%)			358,829
NET ASSETS - 100.00%			$186,561,352

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,003,315, representing 2.15% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $4,003,315 representing 2.15% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $4,073,684.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.93%)
Biotechnology (86.49%)
89bio, Inc.(a)	31,094	$423,500
Aadi Bioscience, Inc.(a)	16,295	175,497
ACADIA Pharmaceuticals, Inc.(a)	108,206	2,238,782
Aerovate Therapeutics, Inc.(a)	16,434	403,783
Affimed NV(a)	97,580	88,720
Agenus, Inc.(a)(b)	203,758	419,741
Agios Pharmaceuticals, Inc.(a)	36,775	930,775
Akero Therapeutics, Inc.(a)	31,247	1,422,051
Albireo Pharma, Inc.(a)	13,844	616,750
Aldeyra Therapeutics, Inc.(a)	39,178	264,843
Alector, Inc.(a)	55,303	472,288
Alkermes PLC(a)	109,786	2,935,677
Allovir, Inc.(a)(b)	62,253	420,208
Altimmune, Inc.(a)	32,838	413,430
ALX Oncology Holdings, Inc.(a)(b)	27,248	180,382
AnaptysBio, Inc.(a)	18,973	472,428
Anavex Life Sciences Corp.(a)(b)	52,157	496,535
Arbutus Biopharma Corp.(a)(b)	104,577	290,724
Arcellx, Inc.(a)	29,315	821,113
Arcus Biosciences, Inc.(a)	48,372	880,854
Arcutis Biotherapeutics, Inc.(a)	40,751	659,351
Arrowhead Pharmaceuticals, Inc.(a)	70,876	2,289,295
Aura Biosciences, Inc.(a)	24,124	240,999
Aurinia Pharmaceuticals, Inc.(a)	94,947	863,068
Avidity Biosciences, Inc.(a)	36,357	861,661
BELLUS Health, Inc.(a)	83,805	645,299
BioAtla, Inc.(a)	30,829	91,870
BioCryst Pharmaceuticals, Inc.(a)(b)	124,664	1,103,276
Bioxcel Therapeutics, Inc.(a)(b)	18,704	597,032
Blueprint Medicines Corp.(a)	40,020	1,695,648
Cara Therapeutics, Inc.(a)(b)	35,874	364,480
Catalyst Pharmaceuticals, Inc.(a)	69,594	1,062,004
Celldex Therapeutics, Inc.(a)(b)	31,468	1,346,516
Cerevel Therapeutics Holdings, Inc.(a)(b)	104,482	2,788,625
Chinook Therapeutics, Inc.(a)	63,448	932,761
Cogent Biosciences, Inc.(a)	46,699	617,828
Compass Pathways PLC, ADR(a)(b)	28,465	234,836
Concert Pharmaceuticals, Inc.(a)	32,026	268,378
Crinetics Pharmaceuticals, Inc.(a)(b)	35,922	705,508
Cytokinetics, Inc.(a)(b)	63,276	2,743,646
Day One Biopharmaceuticals, Inc.(a)	49,127	904,919
Denali Therapeutics, Inc.(a)	90,764	2,464,243
Emergent BioSolutions, Inc.(a)	33,320	412,502
Security Description	Shares	Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc.(a)	13,906	$674,441
EQRx, Inc.(a)	326,463	737,806
FibroGen, Inc.(a)	62,779	1,393,694
Galapagos NV, Sponsored ADR(a)(b)	44,042	1,650,914
Geron Corp.(a)	254,795	708,330
Gritstone bio, Inc.(a)(b)	55,764	136,622
HilleVax, Inc.(a)	22,339	376,412
I-Mab, ADR(a)	55,570	238,951
Immunocore Holdings PLC, ADR(a)	30,275	1,660,584
ImmunoGen, Inc.(a)	147,555	572,513
Immunovant, Inc.(a)	86,363	1,508,762
Intercept Pharmaceuticals, Inc.(a)	27,694	558,865
iTeos Therapeutics, Inc.(a)	23,820	421,852
IVERIC bio, Inc.(a)(b)	89,607	1,862,033
Keros Therapeutics, Inc.(a)	18,385	978,450
Kezar Life Sciences, Inc.(a)(b)	45,694	287,415
Kodiak Sciences, Inc.(a)	34,930	227,045
Krystal Biotech, Inc.(a)(b)	17,194	1,408,361
Kura Oncology, Inc.(a)(b)	45,620	543,790
MannKind Corp.(a)(b)	175,935	928,937
Marinus Pharmaceuticals Inc(a)(b)	31,892	220,055
Mersana Therapeutics, Inc.(a)(b)	66,739	404,438
Merus NV(a)(b)	30,941	590,045
Mirati Therapeutics, Inc.(a)	38,532	1,766,308
Novavax, Inc.(a)(b)	52,519	486,326
Ocugen, Inc.(a)	146,347	145,791
PDS Biotechnology Corp.(a)(b)	19,039	145,648
Point Biopharma Global, Inc.(a)	70,637	529,071
Prometheus Biosciences, Inc.(a)	28,047	3,432,672
Protagonist Therapeutics, Inc.(a)	32,862	533,022
Prothena Corp. PLC(a)	32,316	1,801,940
RAPT Therapeutics, Inc.(a)(b)	22,733	669,487
Recursion Pharmaceuticals, Inc.(a)(b)	121,423	989,597
REGENXBIO, Inc.(a)(b)	28,941	643,937
Replimune Group, Inc.(a)	33,222	727,562
Rhythm Pharmaceuticals, Inc.(a)	37,710	916,730
Rocket Pharmaceuticals, Inc.(a)(b)	52,669	1,011,771
Roivant Sciences, Ltd.(a)	484,897	3,922,817
Sage Therapeutics, Inc.(a)	39,796	1,657,105
SpringWorks Therapeutics, Inc.(a)(b)	41,717	1,330,772
Stoke Therapeutics, Inc.(a)	26,377	234,492
Syndax Pharmaceuticals, Inc.(a)(b)	44,807	1,135,857
Travere Therapeutics, Inc.(a)	42,903	950,730
Ultragenyx Pharmaceutical, Inc.(a)	46,844	2,084,090
Vanda Pharmaceuticals, Inc.(a)	37,872	243,896
Vaxcyte, Inc.(a)	52,834	2,164,609
Vera Therapeutics, Inc.(a)	18,537	137,730

Security Description	Shares	Value
Biotechnology (continued)
Vericel Corp.(a)(b)	31,549	$959,405
Viking Therapeutics, Inc.(a)	51,215	563,877
Vir Biotechnology, Inc.(a)	88,975	2,028,630
Xencor, Inc.(a)	40,083	1,287,868
Xenon Pharmaceuticals, Inc.(a)	41,821	1,650,257
Zai Lab, Ltd., ADR(a)	65,528	2,434,366
Total Biotechnology		92,938,504

Health Care Providers & Services (0.55%)
OPKO Health, Inc.(a)(b)	516,475	588,782

Pharmaceuticals (12.89%)
Aclaris Therapeutics, Inc.(a)	44,570	555,342
Amylyx Pharmaceuticals, Inc.(a)	44,285	1,542,004
Arvinas, Inc.(a)	35,539	1,089,270
ATAI Life Sciences NV(a)(b)	110,849	186,226
Atea Pharmaceuticals, Inc.(a)(b)	55,694	197,157
Axsome Therapeutics, Inc.(a)	29,030	1,979,557
Belite Bio, Inc., ADR(a)	15,953	528,044
Cassava Sciences, Inc.(a)(b)	27,910	689,377
Corcept Therapeutics, Inc.(a)	71,969	1,499,114
Cymabay Therapeutics, Inc.(a)(b)	56,619	452,952
Edgewise Therapeutics, Inc.(a)(b)	42,270	404,947
Fulcrum Therapeutics, Inc.(a)(b)	34,755	209,920
NGM Biopharmaceuticals, Inc.(a)	54,659	259,084
Pliant Therapeutics, Inc.(a)	32,569	1,037,648
Tarsus Pharmaceuticals, Inc.(a)	17,805	275,799
Terns Pharmaceuticals, Inc.(a)	25,170	254,972
Ventyx Biosciences, Inc.(a)	37,899	1,639,132
Verona Pharma PLC, ADR(a)	48,999	1,050,539
Total Pharmaceuticals		13,851,084

TOTAL COMMON STOCKS
(Cost $119,473,831)		107,378,370
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.09%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $117,937)	4.46%	117,937	$117,937

Investments Purchased with Collateral from Securities Loaned (3.98%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $4,281,675)		4,281,675	4,281,675
TOTAL SHORT TERM INVESTMENTS
(Cost $4,399,612)			4,399,612

TOTAL INVESTMENTS (104.02%)
(Cost $123,873,443)			$111,777,982
LIABILITIES IN EXCESS OF OTHER ASSETS (-4.02%)			(4,315,172)
NET ASSETS - 100.00%			$107,462,810

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $21,502,506.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.32%)
Air Freight & Logistics (2.21%)
Deutsche Post AG	20,317	$862,148

Auto Components (1.26%)
Cie Generale des Etablissements Michelin SCA	15,651	492,234

Automobiles (4.22%)
Bayerische Motoren Werke AG	11,154	1,153,211
Stellantis NV(a)	28,406	497,364
Total Automobiles		1,650,575

Beverages (2.93%)
Carlsberg A/s(a)	1,969	278,630
Diageo PLC	13,080	555,227
Heineken NV	1,614	164,737
Pernod Ricard SA	703	147,002
Total Beverages		1,145,596

Building Products (2.44%)
Assa Abloy AB, Class B	27,069	659,658
Geberit AG	542	292,911
Total Building Products		952,569

Capital Markets (5.36%)
3i Group PLC	62,280	1,218,840
Partners Group Holding AG	921	873,818
Total Capital Markets		2,092,658

Communications Equipment (1.86%)
Telefonaktiebolaget LM Ericsson	130,809	726,022

Diversified Telecommunication Services (1.59%)
Elisa Oyj	10,953	622,344

Electric Utilities (4.60%)
Iberdrola SA	81,929	941,518
SSE PLC	40,737	855,303
Total Electric Utilities		1,796,821

Electrical Equipment (6.75%)
ABB, Ltd.	24,049	798,697
Legrand SA	4,681	433,715
Schneider Electric SE	8,735	1,405,434
Total Electrical Equipment		2,637,846

Electronic Equipment, Instruments & Components (2.14%)
Hexagon AB, Class B	75,726	840,235
Security Description	Shares	Value
Food & Staples Retailing (0.99%)
Koninklijke Ahold Delhaize NV	12,148	$385,660

Food Products (4.41%)
Chocoladefabriken Lindt & Spruengli AG	5	54,786
Nestle SA	14,800	1,666,915
Total Food Products		1,721,701

Health Care Equipment & Supplies (0.28%)
Coloplast A/S, Class B	939	108,591

Household Products (1.39%)
Reckitt Benckiser Group PLC	7,831	542,752

Insurance (0.67%)
Zurich Insurance Group AG	551	261,152

Machinery (4.12%)
Atlas Copco AB	57,631	686,419
Kone Oyj, Class B	14,403	748,752
Schindler Holding AG(a)	772	173,277
Total Machinery		1,608,448

Marine (2.77%)
A P Moller-Maersk A/S(a)	202	471,052
Kuehne + Nagel International AG	2,387	610,784
Total Marine		1,081,836

Multi-Utilities (2.03%)
E.ON SE	72,416	792,367

Personal Products (4.43%)
L'Oreal SA	1,930	765,713
Unilever PLC	19,407	965,494
Total Personal Products		1,731,207

Pharmaceuticals (14.71%)
GSK PLC	9,112	156,229
Merck KGaA	1,363	258,558
Novartis AG	20,688	1,741,408
Novo Nordisk A/S, Class B	13,870	1,963,506
Roche Holding AG	4,491	1,296,017
Sanofi	3,518	330,758
Total Pharmaceuticals		5,746,476

Professional Services (6.67%)
Experian PLC	14,576	491,793
RELX PLC	31,455	947,025
SGS SA	58	132,892
Wolters Kluwer NV	8,944	1,035,402
Total Professional Services		2,607,112

Semiconductors & Semiconductor Equipment (5.53%)
ASML Holding NV	3,497	2,160,081

Security Description	Shares	Value
Software (5.65%)
SAP SE	19,424	$2,208,147

Textiles, Apparel & Luxury Goods (10.04%)
Hermes International	389	705,833
Kering SA	1,778	1,043,725
LVMH Moet Hennessy Louis Vuitton SE	2,608	2,176,436
Total Textiles, Apparel & Luxury Goods		3,925,994

Tobacco (0.27%)
British American Tobacco PLC	2,801	105,910

TOTAL COMMON STOCKS
(Cost $39,913,628)		38,806,482

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.12%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	47,799	47,799

TOTAL SHORT TERM INVESTMENTS
(Cost $47,799)			47,799

TOTAL INVESTMENTS (99.44%)
(Cost $39,961,427)			$38,854,281
OTHER ASSETS IN EXCESS OF LIABILITIES (0.56%)			220,265
NET ASSETS - 100.00%			$39,074,546

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Global Internet Giants ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.98%)
Entertainment (8.98%)
Activision Blizzard, Inc.	11,827	$901,809
Bilibili, Inc., ADR(a)	57,921	1,117,875
Electronic Arts, Inc.	4,316	478,817
Live Nation Entertainment, Inc.(a)	15,299	1,102,446
NetEase, Inc.	33,668	519,428
Netflix, Inc.(a)	2,643	851,390
Nexon Co., Ltd.	28,200	611,409
ROBLOX Corp., Class A(a)	41,514	1,521,073
Roku, Inc.(a)	16,385	1,059,946
Sea, Ltd., ADR(a)	20,881	1,304,854
Spotify Technology SA(a)	6,463	751,647
Take-Two Interactive Software, Inc.(a)	18,933	2,074,109
Total Entertainment		12,294,803

Interactive Media & Services (12.39%)
Alphabet, Inc., Class A(a)	70,644	6,362,198
Baidu, Inc., Sponsored ADR(a)	4,170	574,167
Kanzhun, Ltd., ADR(a)	81,289	1,637,973
Kuaishou Technology(a)(b)(c)	99,200	663,490
Match Group, Inc.(a)	10,321	427,496
Meta Platforms, Inc., Class A(a)	12,172	2,129,370
Pinterest, Inc., Class A(a)	33,001	828,655
Snap, Inc., Class A(a)	83,366	846,165
Tencent Holdings, Ltd.	47,317	2,071,257
ZoomInfo Technologies, Inc.(a)	58,146	1,405,389
Total Interactive Media & Services		16,946,160

Internet & Direct Marketing Retail (16.76%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	14,262	1,252,061
Allegro.eu SA(a)(b)(c)	277,573	1,812,924
Amazon.com, Inc.(a)	85,079	8,016,993
Chewy, Inc., Class A(a)(d)	12,456	505,091
Delivery Hero SE(a)(b)(c)	36,485	1,473,756
DoorDash, Inc., Class A(a)	24,809	1,356,060
Etsy, Inc.(a)	4,347	527,769
JD.com, Inc., Class A	37,446	828,646
Meituan, Class B(a)(b)(c)	129,217	2,240,481
MercadoLibre, Inc.(a)	2,306	2,813,320
Pinduoduo, Inc., ADR(a)	24,016	2,106,924
Total Internet & Direct Marketing Retail		22,934,025

IT Services (10.34%)
Cloudflare, Inc., Class A(a)	37,061	2,224,031
DigitalOcean Holdings, Inc.(a)	49,477	1,582,274
MongoDB, Inc.(a)	7,932	1,661,913
Okta, Inc.(a)	24,198	1,725,075
Shopify, Inc., Class A(a)	42,885	1,764,289
Snowflake, Inc., Class A(a)	17,163	2,649,624
Twilio, Inc., Class A(a)	31,803	2,137,480
Security Description	Shares	Value
IT Services (continued)
VeriSign, Inc.(a)	2,081	$409,603
Total IT Services		14,154,289

Software (51.51%)
Adobe, Inc.(a)	5,031	1,629,792
AppLovin Corp., Class A(a)(d)	70,140	946,890
Asana, Inc., Class A(a)	111,090	1,643,021
Atlassian Corp., Class A(a)	12,614	2,072,859
Bill.com Holdings, Inc.(a)	15,692	1,328,014
Ceridian HCM Holding, Inc.(a)	13,295	969,604
Confluent, Inc., Class A(a)	72,721	1,773,665
Crowdstrike Holdings, Inc., Class A(a)	17,474	2,108,937
Datadog, Inc., Class A(a)	26,682	2,041,707
DocuSign, Inc.(a)	14,267	875,280
Dynatrace, Inc.(a)	30,135	1,281,642
Elastic NV(a)	25,838	1,524,959
Five9, Inc.(a)	17,737	1,170,642
Fortinet, Inc.(a)	31,676	1,882,821
Gitlab, Inc., Class A(a)	35,284	1,553,907
HashiCorp, Inc., Class A(a)	47,022	1,373,042
HubSpot, Inc.(a)	4,573	1,769,111
Intuit, Inc.	3,254	1,324,964
Kingdee International Software Group Co., Ltd.(a)	610,215	1,136,564
Microsoft Corp.	31,049	7,744,241
Monday.com, Ltd.(a)	15,387	2,380,677
Nice, Ltd., ADR	2,951	612,067
Oracle Corp.	20,791	1,817,133
Palantir Technologies, Inc., Class A(a)	182,629	1,431,811
Palo Alto Networks, Inc.(a)	10,021	1,887,656
Paycom Software, Inc.(a)	4,205	1,215,497
Paylocity Holding Corp.(a)	6,434	1,239,253
Qualtrics International, Inc., Class A(a)	97,931	1,656,993
Salesforce, Inc.(a)	11,370	1,860,246
Samsara, Inc., Class A(a)	121,383	2,022,241
SAP SE	4,624	525,662
SentinelOne, Inc., Class A(a)	108,498	1,734,883
ServiceNow, Inc.(a)	5,408	2,337,175
Smartsheet, Inc., Class A(a)	40,889	1,799,934
Splunk, Inc.(a)	12,853	1,317,433
Trade Desk, Inc., Class A(a)	32,913	1,841,811
Tyler Technologies, Inc.(a)	1,310	420,838
UiPath, Inc., Class A(a)	114,005	1,691,834
Unity Software, Inc.(a)	41,005	1,248,192
VMware, Inc., Class A(a)	3,744	412,327
Workday, Inc., Class A(a)	6,855	1,271,397
Xero, Ltd.(a)	21,317	1,114,549
Zoom Video Communications, Inc., Class A(a)	5,597	417,480
Zscaler, Inc.(a)	15,952	2,092,105
Total Software		70,500,856

TOTAL COMMON STOCKS
(Cost $211,336,148)		136,830,133

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.38%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $51,586)	4.46%	51,586	$51,586

Investments Purchased with Collateral from Securities Loaned (0.34%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $472,142)		472,142	472,142
TOTAL SHORT TERM INVESTMENTS
(Cost $523,728)			523,728

TOTAL INVESTMENTS (100.36%)
(Cost $211,859,876)			$137,353,861
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.36%)			(498,322)
NET ASSETS - 100.00%			$136,855,539

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $6,190,651, representing 4.52% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $6,190,651 representing 4.52% of net assets.
(d)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $458,615.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Quality Dividend ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.87%)
Aerospace & Defense (2.03%)
General Dynamics Corp.	9,166	$2,089,023
L3Harris Technologies, Inc.	4,270	901,781
Lockheed Martin Corp.	13,274	6,295,328
Northrop Grumman Corp.	9,184	4,262,386
Total Aerospace & Defense		13,548,518

Air Freight & Logistics (2.53%)
CH Robinson Worldwide, Inc.	7,384	738,105
Expeditors International of Washington, Inc.	14,185	1,483,184
United Parcel Service, Inc., Class B	80,424	14,676,576
Total Air Freight & Logistics		16,897,865

Beverages (2.77%)
Brown-Forman Corp., Class B	12,436	806,723
Coca-Cola Co.	150,940	8,982,439
PepsiCo, Inc.	49,937	8,665,568
Total Beverages		18,454,730

Biotechnology (3.04%)
AbbVie, Inc.	61,629	9,484,703
Amgen, Inc.	32,951	7,633,429
Gilead Sciences, Inc.	39,133	3,151,380
Total Biotechnology		20,269,512

Building Products (0.19%)
Trane Technologies PLC	6,972	1,289,611

Capital Markets (10.98%)
BlackRock, Inc.	7,602	5,241,047
Blackstone, Inc.	74,094	6,727,735
Moody's Corp.	20,744	6,018,872
MSCI, Inc.	9,447	4,932,751
S&P Global, Inc.	78,301	26,716,301
T Rowe Price Group, Inc.	210,856	23,674,912
Total Capital Markets		73,311,618

Commercial Services & Supplies (0.44%)
Cintas Corp.	2,784	1,220,700
Waste Management, Inc.	11,280	1,689,293
Total Commercial Services & Supplies		2,909,993

Communications Equipment (2.70%)
Cisco Systems, Inc.	349,788	16,936,735
Motorola Solutions, Inc.	4,022	1,057,022
Total Communications Equipment		17,993,757

Diversified Telecommunication Services (2.66%)
AT&T, Inc.	231,890	4,385,040
Security Description	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	344,583	$13,373,266
Total Diversified Telecommunication Services		17,758,306

Electrical Equipment (0.42%)
Eaton Corp. PLC	6,840	1,196,521
Emerson Electric Co.	19,121	1,581,498
Total Electrical Equipment		2,778,019

Electronic Equipment, Instruments & Components (0.59%)
Amphenol Corp., Class A	18,288	1,417,686
Corning, Inc.	16,600	563,570
TE Connectivity, Ltd.	15,142	1,927,879
Total Electronic Equipment, Instruments & Components		3,909,135

Food & Staples Retailing (1.30%)
Costco Wholesale Corp.	8,897	4,307,749
Walmart, Inc.	30,724	4,366,803
Total Food & Staples Retailing		8,674,552

Food Products (0.94%)
Archer-Daniels-Midland Co.	8,356	665,138
General Mills, Inc.	14,122	1,122,840
Hershey Co.	6,550	1,560,996
Mondelez International, Inc., Class A	34,569	2,253,207
Tyson Foods, Inc., Class A	11,662	690,857
Total Food Products		6,293,038

Health Care Equipment & Supplies (1.90%)
Abbott Laboratories	97,954	9,963,881
Medtronic PLC	32,781	2,714,267
Total Health Care Equipment & Supplies		12,678,148

Health Care Providers & Services (1.54%)
CVS Health Corp.	5,217	435,828
Elevance Health, Inc.	1,283	602,587
Quest Diagnostics, Inc.	4,663	645,173
UnitedHealth Group, Inc.	18,025	8,578,818
Total Health Care Providers & Services		10,262,406

Hotels, Restaurants & Leisure (6.58%)
McDonald's Corp.	81,726	21,568,308
Starbucks Corp.	167,609	17,111,203
Yum! Brands, Inc.	40,862	5,196,012
Total Hotels, Restaurants & Leisure		43,875,523

Household Durables (0.38%)
Garmin, Ltd.	25,643	2,516,348

Household Products (3.40%)
Colgate-Palmolive Co.	35,068	2,570,484
Kimberly-Clark Corp.	11,419	1,427,946

Security Description	Shares	Value
Household Products (continued)
Procter & Gamble Co.	136,213	$18,737,460
Total Household Products		22,735,890

Industrial Conglomerates (1.66%)
3M Co.	36,286	3,909,454
Honeywell International, Inc.	37,264	7,135,310
Total Industrial Conglomerates		11,044,764

Insurance (4.39%)
Chubb, Ltd.	19,334	4,079,861
Marsh & McLennan Cos., Inc.	155,353	25,188,935
Total Insurance		29,268,796

IT Services (5.33%)
Accenture PLC, Class A	39,994	10,620,407
Automatic Data Processing, Inc.	9,765	2,146,542
Cognizant Technology Solutions Corp., Class A	42,238	2,645,366
International Business Machines Corp.	8,136	1,051,985
Mastercard, Inc., Class A	10,654	3,785,260
Paychex, Inc.	17,369	1,917,538
Visa, Inc., Class A	61,030	13,422,938
Total IT Services		35,590,036

Life Sciences Tools & Services (0.27%)
Agilent Technologies, Inc.	4,254	603,940
Danaher Corp.	2,811	695,807
Thermo Fisher Scientific, Inc.	927	502,212
Total Life Sciences Tools & Services		1,801,959

Machinery (1.71%)
Caterpillar, Inc.	7,284	1,744,882
Cummins, Inc.	6,296	1,530,432
Illinois Tool Works, Inc.	28,438	6,630,604
Otis Worldwide Corp.	17,773	1,503,951
Total Machinery		11,409,869

Media (2.56%)
Comcast Corp., Class A	459,058	17,063,186

Multiline Retail (0.77%)
Dollar General Corp.	10,593	2,291,266
Target Corp.	16,703	2,814,455
Total Multiline Retail		5,105,721

Personal Products (0.10%)
Estee Lauder Cos., Inc., Class A	2,612	634,847

Pharmaceuticals (13.02%)
Bristol-Myers Squibb Co.	61,661	4,252,143
Eli Lilly & Co.	18,660	5,807,365
Johnson & Johnson	168,835	25,875,652
Merck & Co., Inc.	245,909	26,125,371
Pfizer, Inc.	568,852	23,078,326
Zoetis, Inc.	10,320	1,723,440
Total Pharmaceuticals		86,862,297
Security Description	Shares	Value
Professional Services (0.10%)
Verisk Analytics, Inc.	3,929	$672,291

Road & Rail (1.62%)
CSX Corp.	51,880	1,581,821
Norfolk Southern Corp.	8,528	1,917,265
Union Pacific Corp.	35,400	7,337,712
Total Road & Rail		10,836,798

Semiconductors & Semiconductor Equipment (4.50%)
Analog Devices, Inc.	14,250	2,614,448
Broadcom, Inc.	5,094	3,027,313
Intel Corp.	109,659	2,733,799
QUALCOMM, Inc.	7,458	921,287
Texas Instruments, Inc.	120,711	20,695,900
Total Semiconductors & Semiconductor Equipment		29,992,747

Software (5.22%)
Microsoft Corp.	129,214	32,228,556
Oracle Corp.	29,681	2,594,119
Total Software		34,822,675

Specialty Retail (8.43%)
Home Depot, Inc.	111,478	33,057,686
Lowe's Cos., Inc.	56,743	11,674,872
TJX Cos., Inc.	109,191	8,364,031
Tractor Supply Co.	13,869	3,235,083
Total Specialty Retail		56,331,672

Technology Hardware, Storage & Peripherals (3.70%)
Apple, Inc.	162,022	23,883,663
HP, Inc.	27,792	820,420
Total Technology Hardware, Storage & Peripherals		24,704,083

Textiles, Apparel & Luxury Goods (0.59%)
NIKE, Inc., Class B	33,154	3,938,364

Tobacco (1.05%)
Altria Group, Inc.	27,991	1,299,622
Philip Morris International, Inc.	58,567	5,698,569
Total Tobacco		6,998,191

Trading Companies & Distributors (0.46%)
Fastenal Co.	60,089	3,098,189

TOTAL COMMON STOCKS
(Cost $624,910,710)		666,333,454

TOTAL INVESTMENTS (99.87%)
(Cost $624,910,710)		$666,333,454
OTHER ASSETS IN EXCESS OF LIABILITIES (0.13%)		857,692
NET ASSETS - 100.00%		$667,191,146

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.84%)
Air Freight & Logistics (0.39%)
Forward Air Corp.	7,836	$808,754

Auto Components (3.11%)
BorgWarner, Inc.	33,033	1,660,899
Gentex Corp.	145,306	4,148,487
Lear Corp.	4,337	605,662
Total Auto Components		6,415,048

Beverages (0.31%)
Molson Coors Beverage Co., Class B	12,043	640,567

Building Products (2.95%)
A O Smith Corp.	68,758	4,512,587
Simpson Manufacturing Co., Inc.	7,787	839,906
UFP Industries, Inc.	8,852	757,112
Total Building Products		6,109,605

Capital Markets (12.18%)
Artisan Partners Asset Management, Inc., Class A	40,277	1,327,933
Cohen & Steers, Inc.	23,233	1,681,140
Diamond Hill Investment Group, Inc.	5,352	934,459
Evercore, Inc., Class A	20,868	2,737,464
GCM Grosvenor, Inc.	187,684	1,544,639
Hamilton Lane, Inc., Class A	15,064	1,171,979
Houlihan Lokey, Inc.	50,134	4,797,824
Invesco, Ltd.	45,297	799,945
Lazard, Ltd., Class A	65,208	2,436,171
Moelis & Co., Class A	62,679	2,684,542
Morningstar, Inc.	3,995	828,283
SEI Investments Co.	69,796	4,205,209
Total Capital Markets		25,149,588

Commercial Services & Supplies (1.09%)
Ennis, Inc.	45,195	982,991
Tetra Tech, Inc.	9,220	1,262,126
Total Commercial Services & Supplies		2,245,117

Communications Equipment (2.03%)
Juniper Networks, Inc.	136,239	4,193,436

Consumer Finance (0.52%)
FirstCash Holdings, Inc.	12,053	1,063,677

Diversified Consumer Services (2.19%)
H&R Block, Inc.	34,775	1,279,720
Service Corp. International	47,980	3,240,089
Total Diversified Consumer Services		4,519,809
Security Description	Shares	Value
Diversified Telecommunication Services (0.48%)
Cogent Communications Holdings, Inc.	15,294	$990,134

Electric Utilities (1.78%)
ALLETE, Inc.	4,257	260,486
IDACORP, Inc.	3,912	404,501
MGE Energy, Inc.	2,992	211,774
NRG Energy, Inc.	23,974	786,107
OGE Energy Corp.	25,085	896,036
Otter Tail Corp.	5,352	379,403
Pinnacle West Capital Corp.	6,284	463,005
Portland General Electric Co.	5,205	248,799
Total Electric Utilities		3,650,111

Electronic Equipment, Instruments & Components (5.38%)
Avnet, Inc.	84,246	3,766,639
Littelfuse, Inc.	7,239	1,872,946
National Instruments Corp.	82,254	4,154,650
Vishay Intertechnology, Inc.	62,153	1,319,508
Total Electronic Equipment, Instruments & Components		11,113,743

Food & Staples Retailing (0.39%)
Casey's General Stores, Inc.	2,568	534,015
Weis Markets, Inc.	3,429	262,113
Total Food & Staples Retailing		796,128

Food Products (4.15%)
Cal-Maine Foods, Inc.	16,608	943,334
Flowers Foods, Inc.	86,593	2,414,213
Ingredion, Inc.	25,807	2,565,217
J & J Snack Foods Corp.	2,960	417,982
Lamb Weston Holdings, Inc.	4,969	500,080
Lancaster Colony Corp.	7,232	1,388,399
Tootsie Roll Industries, Inc.	8,146	358,668
Total Food Products		8,587,893

Gas Utilities (1.38%)
Chesapeake Utilities Corp.	876	112,207
National Fuel Gas Co.	14,289	818,474
New Jersey Resources Corp.	4,812	245,556
Spire, Inc.	2,963	208,595
UGI Corp.	39,603	1,474,420
Total Gas Utilities		2,859,252

Health Care Equipment & Supplies (1.63%)
DENTSPLY SIRONA, Inc.	88,361	3,363,903

Health Care Providers & Services (4.68%)
Encompass Health Corp.	76,250	4,309,650
National HealthCare Corp.	32,314	1,800,536
Premier, Inc., Class A	110,861	3,568,616
Total Health Care Providers & Services		9,678,802

Hotels, Restaurants & Leisure (3.41%)
Choice Hotels International, Inc.	7,866	931,020

Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	5,277	$574,982
Texas Roadhouse, Inc.	16,982	1,724,352
Vail Resorts, Inc.	13,601	3,175,697
Wyndham Hotels & Resorts, Inc.	8,175	629,639
Total Hotels, Restaurants & Leisure		7,035,690

Household Durables (1.21%)
Leggett & Platt, Inc.	39,220	1,352,698
Whirlpool Corp.	8,290	1,143,854
Total Household Durables		2,496,552

Household Products (0.52%)
Reynolds Consumer Products, Inc.	23,085	633,452
WD-40 Co.(a)	2,518	436,697
Total Household Products		1,070,149

Independent Power and Renewable
Electricity Producers (0.13%) Clearway Energy, Inc.	8,643	271,477

Insurance (7.45%)
Erie Indemnity Co., Class A	17,383	4,091,784
First American Financial Corp.	73,028	4,146,530
Old Republic International Corp.	176,083	4,643,310
RLI Corp.	10,884	1,501,012
Stewart Information Services Corp.	23,768	1,009,902
Total Insurance		15,392,538

IT Services (9.51%)
Amdocs, Ltd.	46,699	4,278,095
CSG Systems International, Inc.	21,724	1,220,889
Genpact, Ltd.	69,702	3,326,876
Jack Henry & Associates, Inc.	19,799	3,251,788
Maximus, Inc.	50,021	4,105,724
Western Union Co.	265,426	3,439,921
Total IT Services		19,623,293

Leisure Products (0.85%)
Brunswick Corp.	7,707	673,746
Sturm Ruger & Co., Inc.	18,637	1,085,978
Total Leisure Products		1,759,724

Machinery (12.19%)
Crane Holdings Co.	16,892	2,023,324
Donaldson Co., Inc.	72,629	4,593,784
Franklin Electric Co., Inc.	13,285	1,269,647
Graco, Inc.	59,660	4,148,756
ITT, Inc.	18,108	1,645,836
Lincoln Electric Holdings, Inc.	28,216	4,738,313
Mueller Industries, Inc.	11,912	881,131
Snap-on, Inc.	17,582	4,372,292
Security Description	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	8,653	$1,516,265
Total Machinery		25,189,348

Media (3.78%)
Cable One, Inc.	493	340,471
Interpublic Group of Cos., Inc.	129,640	4,607,405
John Wiley & Sons, Inc., Class A	16,992	755,974
New York Times Co., Class A	18,761	722,299
News Corp., Class A	55,563	952,905
TEGNA, Inc.	25,178	438,097
Total Media		7,817,151

Multi-Utilities (0.56%)
Avista Corp.	3,415	140,425
Black Hills Corp.	2,717	166,851
NiSource, Inc.	24,046	659,581
NorthWestern Corp.	3,415	197,319
Total Multi-Utilities		1,164,176

Pharmaceuticals (1.58%)
Organon & Co.	133,166	3,261,235

Professional Services (2.87%)
Exponent, Inc.	18,277	1,880,703
Robert Half International, Inc.	50,084	4,037,772
Total Professional Services		5,918,475

Road & Rail (2.24%)
Landstar System, Inc.	13,025	2,354,790
Schneider National, Inc., Class B	80,697	2,264,358
Total Road & Rail		4,619,148

Semiconductors & Semiconductor Equipment (0.75%)
Power Integrations, Inc.	18,832	1,548,932

Software (2.85%)
Dolby Laboratories, Inc., Class A	52,885	4,351,378
InterDigital, Inc.	21,109	1,540,746
Total Software		5,892,124

Textiles, Apparel & Luxury Goods (2.21%)
Carter's, Inc.	18,146	1,368,027
Columbia Sportswear Co.	14,996	1,307,651
Ralph Lauren Corp.	9,220	1,089,712
Steven Madden, Ltd.	22,189	805,461
Total Textiles, Apparel & Luxury Goods		4,570,851

Thrifts & Mortgage Finance (0.79%)
Essent Group, Ltd.	16,311	700,557
Radian Group, Inc.	43,577	930,369
Total Thrifts & Mortgage Finance		1,630,926

Trading Companies & Distributors (2.02%)
Watsco, Inc.	13,691	4,171,785

Security Description	Shares	Value
Water Utilities (0.28%)
American States Water Co.	2,459	$219,589
Essential Utilities, Inc.	8,337	356,657
Total Water Utilities		576,246

TOTAL COMMON STOCKS
(Cost $185,862,588)		206,195,387

	7 Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.04%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $19,595)	4.46%	19,595	19,595

Investments Purchased with Collateral from Securities Loaned (0.03%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $53,025)		53,025	53,025
TOTAL SHORT TERM INVESTMENTS
(Cost $72,620)			72,620

TOTAL INVESTMENTS (99.88%)
(Cost $185,935,208)			$206,268,007
OTHER ASSETS IN EXCESS OF LIABILITIES (0.12%)			253,029
NET ASSETS - 100.00%			$206,521,036

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $52,029.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.81%)
Diversified REITs (10.80%)
Broadstone Net Lease, Inc.	25,082	$445,205
CTO Realty Growth, Inc.	22,962	403,672
Gladstone Commercial Corp.	22,734	311,001
Global Net Lease, Inc.(a)	32,068	452,800
One Liberty Properties, Inc.	18,435	417,553
Total Diversified REITs		2,030,231

Health Care REITs (10.86%)
Global Medical REIT, Inc.	43,235	434,944
Healthcare Realty Trust, Inc.	21,997	428,942
Medical Properties Trust, Inc.	36,714	378,154
Omega Healthcare Investors, Inc.	14,529	389,232
Sabra Health Care REIT, Inc.	34,386	409,537
Total Health Care REITs		2,040,809

Hotel & Resort REITs (9.90%)
Apple Hospitality REIT, Inc.	25,908	427,741
Pebblebrook Hotel Trust(a)	28,008	399,674
RLJ Lodging Trust	37,638	426,815
Service Properties Trust	55,120	605,218
Total Hotel & Resort REITs		1,859,448

Industrial REITs (11.35%)
EastGroup Properties, Inc.	2,802	457,483
Innovative Industrial Properties, Inc.	3,865	341,705
LXP Industrial Trust	40,944	427,046
Plymouth Industrial REIT, Inc.	21,594	467,078
STAG Industrial, Inc.	13,074	439,809
Total Industrial REITs		2,133,121

Office REITs (11.13%)
Brandywine Realty Trust	68,651	404,355
Hudson Pacific Properties, Inc.	42,062	388,232
Office Properties Income Trust	30,168	495,962
SL Green Realty Corp.	12,161	414,082
Vornado Realty Trust	19,608	387,846
Total Office REITs		2,090,477

Residential REITs (11.37%)
Apartment Income REIT Corp.	11,735	443,583
BRT Apartments Corp.	21,532	455,832
Centerspace	6,608	413,727
Clipper Realty, Inc.	58,620	389,823
UMH Properties, Inc.	25,517	434,044
Total Residential REITs		2,137,009

Retail REITs (11.46%)
Alexander's, Inc.	1,857	406,516
Security Description	Shares	Value
Retail REITs (continued)
Necessity Retail REIT, Inc.	65,536	$449,577
Saul Centers, Inc.	10,474	411,838
Simon Property Group, Inc.	3,706	452,465
Spirit Realty Capital, Inc.	10,493	432,102
Total Retail REITs		2,152,498

Specialized REITs (18.54%)
American Tower Corp.	2,027	401,366
EPR Properties	10,621	433,761
Equinix, Inc.	641	441,181
Four Corners Property Trust, Inc.	16,091	436,871
Gaming and Leisure Properties, Inc.	8,311	447,797
National Storage Affiliates Trust	11,257	476,171
Outfront Media, Inc.	25,555	445,935
Uniti Group, Inc.	72,931	400,391
Total Specialized REITs		3,483,473

Technology REITs (4.40%)
Crown Castle, Inc.	3,098	405,064
Digital Realty Trust, Inc.	4,053	422,444
Total Technology REITs		827,508

TOTAL COMMON STOCKS
(Cost $21,326,207)		18,754,574

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.13%)
Money Market Fund (0.12%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $23,495)	4.46%	23,495	23,495

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $1,485)		1,485	1,485
TOTAL SHORT TERM INVESTMENTS
(Cost $24,980)			24,980

TOTAL INVESTMENTS (99.95%)
(Cost $21,351,187)			$18,779,554
OTHER ASSETS IN EXCESS OF LIABILITIES (0.05%)			9,708
NET ASSETS - 100.00%			$18,789,262

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $555,238.

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Communication Services (10.84%)
AT&T, Inc.	1,345,532	$25,444,010
Interpublic Group of Cos., Inc.	800,941	28,465,443
Omnicom Group, Inc.	339,537	30,751,866
Paramount Global, Class B	1,350,483	28,927,346
Verizon Communications, Inc.	686,794	26,654,475
Total Communication Services		140,243,140

Consumer Discretionary (9.67%)
Best Buy Co., Inc.	313,972	26,094,213
Hasbro, Inc.	431,769	23,751,613
Newell Brands, Inc.	1,911,169	28,075,072
VF Corp.	910,849	22,607,272
Whirlpool Corp.	178,613	24,645,022
Total Consumer Discretionary		125,173,192

Consumer Staples (9.37%)
Altria Group, Inc.	549,906	25,532,136
Kimberly-Clark Corp.	188,589	23,583,054
Kraft Heinz Co.	643,116	25,042,937
Philip Morris International, Inc.	251,602	24,480,875
Walgreens Boots Alliance, Inc.	635,323	22,573,026
Total Consumer Staples		121,212,028

Energy (9.69%)
Devon Energy Corp.	430,830	23,230,354
Kinder Morgan, Inc.	1,471,984	25,112,047
ONEOK, Inc.	404,189	26,454,170
Phillips 66	262,101	26,881,079
Williams Cos., Inc.	788,162	23,723,676
Total Energy		125,401,326

Financials (10.60%)
Citigroup, Inc.	572,588	29,024,486
Franklin Resources, Inc.	966,000	28,468,020
Lincoln National Corp.	811,313	25,734,848
Prudential Financial, Inc.	253,390	25,339,000
Truist Financial Corp.	610,412	28,658,844
Total Financials		137,225,198

Health Care (9.68%)
AbbVie, Inc.	157,529	24,243,713
Gilead Sciences, Inc.	291,986	23,513,633
Medtronic PLC	326,836	27,062,021
Security Description	Shares	Value
Health Care (continued)
Organon & Co.	949,582	$23,255,263
Viatris, Inc.	2,382,760	27,163,464
Total Health Care		125,238,094

Industrials (10.00%)
3M Co.	204,246	22,005,464
Fastenal Co.	504,045	25,988,560
Snap-On, Inc.	109,848	27,317,001
Stanley Black & Decker, Inc.	324,194	27,754,248
United Parcel Service, Inc., Class B	144,590	26,386,229
Total Industrials		129,451,502

Information Technology (9.98%)
Corning, Inc.	777,895	26,409,535
HP, Inc.	910,527	26,878,757
Intel Corp.	909,569	22,675,555
International Business Machines Corp.	174,674	22,585,348
Seagate Technology Holdings PLC	474,435	30,629,524
Total Information Technology		129,178,719

Materials (10.25%)
Amcor PLC	2,076,483	23,132,020
International Paper Co.	711,920	25,906,769
LyondellBasell Industries NV, Class A	315,321	30,267,663
Newmont Mining Corp.	553,585	24,141,842
The Dow Chemical Co.	511,676	29,267,867
Total Materials		132,716,161

Utilities (9.47%)
Dominion Resources, Inc.	440,730	24,513,402
Duke Energy Corp.	255,960	24,126,790
Edison International	390,424	25,849,973
Pinnacle West Capital Corp.	331,438	24,420,352
Southern Co.	375,754	23,695,047
Total Utilities		122,605,564

TOTAL COMMON STOCKS
(Cost $1,297,204,318)		1,288,444,924

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.05%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	591,939	$591,939

TOTAL SHORT TERM INVESTMENTS
(Cost $591,939)			591,939

TOTAL INVESTMENTS (99.60%)
(Cost $1,297,796,257)			$1,289,036,863
OTHER ASSETS IN EXCESS OF LIABILITIES (0.40%)			5,210,843
NET ASSETS - 100.00%			$1,294,247,706

See Notes to Quarterly Schedule of Investments.

Barron's 400SM ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.65%)
Communication Services (2.39%)
Alphabet, Inc., Class A(a)	2,989	$269,189
Charter Communications, Inc., Class A(a)	802	294,823
Electronic Arts, Inc.	2,450	271,803
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	7,552	243,326
Meta Platforms, Inc., Class A(a)	2,036	356,178
Netflix, Inc.(a)	1,432	461,290
Nexstar Media Group, Inc., Class A	1,616	300,414
PubMatic, Inc., Class A(a)	17,372	263,707
Warner Music Group Corp., Class A	11,309	356,912
World Wrestling Entertainment, Inc., Class A(b)	4,568	383,712
Total Communication Services		3,201,354

Consumer Discretionary (14.68%)
Airbnb, Inc., Class A(a)	2,569	316,706
Asbury Automotive Group, Inc.(a)(b)	1,939	440,347
Best Buy Co., Inc.	4,229	351,472
Booking Holdings, Inc.(a)	163	411,412
Buckle, Inc.	9,523	388,443
Cavco Industries, Inc.(a)	1,482	422,370
Chipotle Mexican Grill, Inc.(a)	186	277,341
Crocs, Inc.(a)	4,135	503,271
Darden Restaurants, Inc.	2,423	346,465
Dave & Buster's Entertainment, Inc.(a)	8,607	344,452
Deckers Outdoor Corp.(a)	930	387,205
Destination XL Group, Inc.(a)	51,997	310,942
Dillard's, Inc., Class A	1,068	380,646
Dollar Tree, Inc.(a)	2,250	326,880
DR Horton, Inc.	4,509	416,992
Ethan Allen Interiors, Inc.	13,221	390,681
Ford Motor Co.	21,278	256,825
Fox Factory Holding Corp.(a)	3,536	415,480
Genuine Parts Co.	1,978	349,829
Green Brick Partners, Inc.(a)	13,757	429,218
H&R Block, Inc.	6,965	256,312
Hasbro, Inc.	3,926	215,969
Home Depot, Inc.	1,120	332,125
Installed Building Products, Inc.	3,574	412,368
Kontoor Brands, Inc.(b)	8,532	444,944
LCI Industries(b)	2,712	305,941
Lennar Corp., Class B	5,277	430,920
LKQ Corp.	6,182	354,167
Malibu Boats, Inc., Class A(a)	5,769	344,755
MarineMax, Inc.(a)	9,719	326,364
Security Description	Shares	Value
Consumer Discretionary (continued)
Marriott International, Inc., Class A	1,974	$334,080
Meritage Homes Corp.(a)	4,219	460,841
MGM Resorts International	9,253	397,971
Murphy USA, Inc.	1,098	280,089
NIKE, Inc., Class B	2,947	350,074
NVR, Inc.(a)	78	403,542
OneWater Marine, Inc., Class A(a)(b)	8,923	248,238
Oxford Industries, Inc.	3,596	422,926
Patrick Industries, Inc.(b)	6,467	471,121
Pool Corp.	929	331,523
PulteGroup, Inc.	7,962	435,283
RCI Hospitality Holdings, Inc.	4,570	382,829
RH(a)	1,190	355,846
Shoe Carnival, Inc.	13,532	356,568
Skyline Champion Corp.(a)	5,854	400,472
Steven Madden, Ltd.	10,769	390,915
Taylor Morrison Home Corp., Class A(a)	13,281	475,858
Tesla, Inc.(a)	1,073	220,727
TopBuild Corp.(a)	1,797	373,039
Tractor Supply Co.	1,614	376,482
Ulta Beauty, Inc.(a)	721	374,055
Vista Outdoor, Inc.(a)	11,064	315,988
Williams-Sonoma, Inc.	2,171	271,201
Winnebago Industries, Inc.(b)	5,419	344,432
Total Consumer Discretionary		19,664,942

Consumer Staples (2.25%)
Archer-Daniels-Midland Co.	3,613	287,595
Brown-Forman Corp., Class A	4,304	279,416
Cal-Maine Foods, Inc.	5,488	311,718
Campbell Soup Co.	6,597	346,475
Coca-Cola Co.	5,159	307,012
Costco Wholesale Corp.	607	293,897
Darling Ingredients, Inc.(a)	4,130	261,305
General Mills, Inc.	4,200	333,942
Hershey Co.	1,401	333,886
Tyson Foods, Inc., Class A	4,278	253,429
Total Consumer Staples		3,008,675

Energy (12.13%)
Antero Resources Corp.(a)	7,863	206,011
APA Corp.	7,973	306,004
Arch Resources, Inc., Class A	2,388	375,752
California Resources Corp.	7,214	304,431
Callon Petroleum Co.(a)(b)	7,464	289,305
Chesapeake Energy Corp.(b)	3,095	250,107
Chevron Corp.	1,960	315,109
Chord Energy Corp.	2,249	302,760
Civitas Resources, Inc.	5,011	351,622
Comstock Resources, Inc.(b)	15,883	192,820
ConocoPhillips	2,836	293,101
CONSOL Energy, Inc.	4,719	258,271
Coterra Energy, Inc.	10,434	260,537
Denbury, Inc.(a)	3,658	304,967
Devon Energy Corp.	4,513	243,341
Diamondback Energy, Inc.	2,327	327,130

Security Description	Shares	Value
Energy (continued)
Earthstone Energy, Inc., Class A(a)	20,934	$292,029
EOG Resources, Inc.	2,586	292,270
EQT Corp.	6,541	217,030
Exxon Mobil Corp.	3,268	359,186
Halliburton Co.	10,700	387,661
Hess Corp.	2,533	341,195
HF Sinclair Corp.	6,019	299,265
Kinder Morgan, Inc.	17,253	294,336
Kosmos Energy, Ltd.(a)	48,761	383,749
Magnolia Oil & Gas Corp., Class A	13,607	297,313
Marathon Oil Corp.	11,772	296,066
Marathon Petroleum Corp.	3,194	394,778
Matador Resources Co.	5,374	289,067
Murphy Oil Corp.	7,872	307,165
Northern Oil and Gas, Inc.(b)	9,817	304,720
Occidental Petroleum Corp.	4,795	280,795
ONEOK, Inc.	5,082	332,617
Ovintiv, Inc.	6,043	258,459
PBF Energy, Inc., Class A	9,922	433,691
PDC Energy, Inc.	4,805	322,464
Peabody Energy Corp.(a)	13,848	378,050
Permian Resources Corp.(b)	39,943	431,784
Phillips 66	3,622	371,472
Pioneer Natural Resources Co.	1,290	258,529
Range Resources Corp.	9,968	268,538
Ranger Oil Corp.(a)	8,128	337,312
Sabine Royalty Trust	3,797	282,231
San Juan Basin Royalty Trust	27,128	290,812
SandRidge Energy, Inc.(a)	17,044	248,672
Schlumberger Ltd.	8,107	431,373
SilverBow Resources, Inc.(a)	8,656	213,111
SM Energy Co.	7,001	206,599
Targa Resources Corp.	4,514	334,487
Texas Pacific Land Corp.	180	320,434
VAALCO Energy, Inc.(b)	67,429	316,242
Valero Energy Corp.	2,800	368,844
Vital Energy, Inc.(a)(b)	4,376	224,883
Total Energy		16,248,497

Financials (16.32%)
Ally Financial, Inc.	9,802	294,550
Amalgamated Financial Corp.	13,663	321,764
American Equity Investment Life Holding Co.	8,389	349,402
American Express Co.	2,022	351,808
American International Group, Inc.	5,738	350,649
Ameriprise Financial, Inc.	1,120	384,014
Ameris Bancorp	6,692	320,346
Bank of America Corp.	9,172	314,600
Bank OZK	7,552	347,618
Blackstone, Inc.	3,324	301,819
Capital One Financial Corp.	3,083	336,294
Cathay General Bancorp	7,571	324,947
Charles Schwab Corp.	4,274	333,030
Comerica, Inc.	3,802	266,520
ConnectOne Bancorp, Inc.	12,546	304,240
Security Description	Shares	Value
Financials (continued)
Dime Community Bancshares, Inc.	10,111	$309,801
Discover Financial Services	3,170	355,040
East West Bancorp, Inc.	4,295	327,322
Enterprise Financial Services Corp.	6,725	366,243
Equitable Holdings, Inc.	10,430	327,711
FactSet Research Systems, Inc.	703	291,429
Farmers & Merchants Bancorp, Inc./Archbold OH	11,464	296,918
Fidelity National Financial, Inc., Class A	7,998	318,800
Fifth Third Bancorp	8,963	325,357
First BanCorp	21,896	317,711
First Citizens BancShares, Inc., Class A	372	272,959
First Commonwealth Financial Corp.	23,616	378,092
First Financial Bankshares, Inc.	7,425	272,349
First Foundation, Inc.	16,312	245,822
First Republic Bank	2,076	255,369
Hamilton Lane, Inc., Class A	4,439	345,354
Hancock Whitney Corp.	6,339	311,372
Hanmi Financial Corp.	13,001	307,084
Horizon Bancorp, Inc.	16,721	254,494
Huntington Bancshares, Inc.	22,363	342,601
Jackson Financial, Inc., Class A	9,628	436,919
JPMorgan Chase & Co.	2,684	384,751
KeyCorp	17,335	317,057
Lakeland Bancorp, Inc.	19,092	367,521
Marsh & McLennan Cos., Inc.	1,948	315,849
Metropolitan Bank Holding Corp.(a)	4,421	246,736
Mr Cooper Group, Inc.(a)	7,158	332,346
Northern Trust Corp.	3,300	314,391
OFG Bancorp	11,656	354,575
Origin Bancorp, Inc.	7,702	291,983
Pacific Premier Bancorp, Inc.	9,756	316,289
Patria Investments, Ltd., Class A	22,837	362,195
Pinnacle Financial Partners, Inc.	3,849	285,172
PNC Financial Services Group, Inc.	1,938	306,049
Preferred Bank	4,632	326,093
Premier Financial Corp.	12,127	300,992
Principal Financial Group, Inc.(b)	4,034	361,285
Regions Financial Corp.	14,388	335,528
Sandy Spring Bancorp, Inc.	8,203	270,289
ServisFirst Bancshares, Inc.	3,755	277,682
Signature Bank/New York NY	1,763	202,833
Silvergate Capital Corp., Class A(a)(b)	3,530	49,102
South State Corp.	3,894	314,168
Southside Bancshares, Inc.	8,423	321,674
Synchrony Financial	9,918	354,172
Synovus Financial Corp.	7,818	326,871
The Hartford Financial Services Group, Inc.	4,703	368,151

Security Description	Shares	Value
Financials (continued)
Truist Financial Corp.	6,618	$310,715
TrustCo Bank Corp.	9,445	353,810
UMB Financial Corp.	3,544	321,299
US Bancorp	6,905	329,576
Washington Federal, Inc.	10,031	351,787
Western Alliance Bancorp	4,153	308,319
WR Berkley Corp.	4,679	309,703
Total Financials		21,849,311

Health Care (7.66%)
Abbott Laboratories	2,945	299,565
AbbVie, Inc.	2,247	345,813
Agilent Technologies, Inc.	2,334	331,358
Amgen, Inc.	1,375	318,533
AMN Healthcare Services, Inc.(a)	3,007	270,660
Amphastar Pharmaceuticals, Inc.(a)	10,786	343,642
Bristol-Myers Squibb Co.	4,392	302,872
Catalyst Pharmaceuticals, Inc.(a)	20,389	311,136
Charles River Laboratories International, Inc.(a)	1,459	320,017
Cross Country Healthcare, Inc.(a)	11,732	310,311
Danaher Corp.	1,106	273,768
Doximity, Inc., Class A(a)(b)	9,431	317,165
Dynavax Technologies Corp.(a)(b)	27,922	287,597
Halozyme Therapeutics, Inc.(a)(b)	7,558	362,708
Harmony Biosciences Holdings, Inc.(a)	6,808	299,756
Hologic, Inc.(a)	4,590	365,548
IQVIA Holdings, Inc.(a)	1,468	306,034
iTeos Therapeutics, Inc.(a)	15,418	273,053
Laboratory Corp. of America Holdings	1,365	326,726
Medpace Holdings, Inc.(a)	2,041	395,709
Merck & Co., Inc.	3,614	383,951
Mettler-Toledo International, Inc.(a)	241	345,524
Moderna, Inc.(a)	2,381	330,507
QuidelOrtho Corp.(a)	3,726	323,939
Repligen Corp.(a)(b)	1,400	244,118
ResMed, Inc.	1,332	283,716
Shockwave Medical, Inc.(a)	1,081	205,650
SIGA Technologies, Inc.(a)	23,589	161,585
Thermo Fisher Scientific, Inc.	562	304,469
Vertex Pharmaceuticals, Inc.(a)	1,110	322,222
Waters Corp.(a)	1,043	324,258
West Pharmaceutical Services, Inc.	1,064	337,320
Zoetis, Inc.	1,935	323,145
Total Health Care		10,252,375

Industrials (18.32%)
Advanced Drainage Systems, Inc.	2,320	205,854
AerSale Corp.(a)	15,272	303,302
Security Description	Shares	Value
Industrials (continued)
AMETEK, Inc.	2,532	$358,430
Applied Industrial Technologies, Inc.	2,979	425,580
ArcBest Corp.	4,155	399,711
Atkore, Inc.(a)	3,803	555,314
Boise Cascade Co.	5,306	366,698
Builders FirstSource, Inc.(a)	5,534	469,172
Carlisle Cos., Inc.	1,032	266,483
Caterpillar, Inc.	1,694	405,798
CH Robinson Worldwide, Inc.	2,837	283,586
Cintas Corp.	761	333,676
Comfort Systems USA, Inc.	3,064	445,628
Copart, Inc.(a)	5,662	398,945
Covenant Logistics Group, Inc.	10,942	379,140
CSX Corp.	9,882	301,302
Deere & Co.	856	358,869
Dover Corp.	2,455	368,004
Eagle Bulk Shipping, Inc.(b)	6,658	434,568
Emerson Electric Co.	3,782	312,809
Encore Wire Corp.	2,646	510,704
Expeditors International of Washington, Inc.	3,130	327,273
Fastenal Co.	6,495	334,882
Forward Air Corp.	3,154	325,524
Genco Shipping & Trading, Ltd.	22,058	420,205
Generac Holdings, Inc.(a)	1,459	175,095
GMS, Inc.(a)	7,243	439,723
Golden Ocean Group, Ltd.(b)	33,798	350,823
Graco, Inc.	4,825	335,530
Herc Holdings, Inc.	2,722	390,852
Heritage-Crystal Clean, Inc.(a)	9,992	359,512
Hertz Global Holdings, Inc.(a)	16,459	304,656
Hub Group, Inc., Class A(a)	4,060	372,424
Hubbell, Inc.	1,417	356,432
Hudson Technologies, Inc.(a)	40,835	413,659
IDEX Corp.	1,496	336,570
Insteel Industries, Inc.	11,257	334,896
JB Hunt Transport Services, Inc.	1,820	329,038
Knight-Swift Transportation Holdings, Inc.	6,267	356,216
Korn Ferry	6,061	338,749
Landstar System, Inc.	2,147	388,156
Marten Transport, Ltd.	15,871	350,273
Matson, Inc.	4,330	287,988
Mueller Industries, Inc.	5,078	375,620
Nordson Corp.	1,373	301,566
Old Dominion Freight Line, Inc.	1,199	406,773
Owens Corning	3,677	359,574
PACCAR, Inc.	5,484	395,945
Quanex Building Products Corp.	15,632	405,650
Republic Services, Inc.	2,127	274,234
Resources Connection, Inc.	16,436	296,834
Robert Half International, Inc.	3,969	319,981
Ryder System, Inc.	4,075	398,983
Saia, Inc.(a)(b)	1,588	430,142
Schneider National, Inc., Class B	14,029	393,654

Security Description	Shares	Value
Industrials (continued)
Simpson Manufacturing Co., Inc.	3,673	$396,170
Snap-on, Inc.	1,436	357,104
Trex Co., Inc.(a)	6,658	340,424
Triton International, Ltd.	5,175	356,764
UFP Industries, Inc.	4,228	361,621
United Parcel Service, Inc., Class B	1,620	295,634
United Rentals, Inc.	1,056	494,768
Verisk Analytics, Inc.	1,672	286,096
Waste Management, Inc.	1,820	272,563
Watsco, Inc.	1,132	344,932
Watts Water Technologies, Inc., Class A	2,332	408,636
Werner Enterprises, Inc.	7,883	366,165
WW Grainger, Inc.	564	376,995
Total Industrials		24,528,877

Information Technology (13.62%)
A10 Networks, Inc.	23,456	357,000
Adobe, Inc.(a)	844	273,414
Advanced Micro Devices, Inc.(a)	4,051	318,328
Amkor Technology, Inc.	17,032	438,744
Amphenol Corp., Class A	4,209	326,282
Analog Devices, Inc.	2,103	385,837
Apple, Inc.	2,024	298,358
Applied Materials, Inc.	3,451	400,834
Arista Networks, Inc.(a)	2,604	361,175
Automatic Data Processing, Inc.	1,329	292,141
Axcelis Technologies, Inc.(a)	4,953	636,659
Black Knight, Inc.(a)	4,573	272,551
Broadcom, Inc.	614	364,894
Cadence Design Systems, Inc.(a)	1,865	359,833
CDW Corp.	1,811	366,583
Cirrus Logic, Inc.(a)	4,241	435,763
Cisco Systems, Inc.	7,070	342,329
Clearfield, Inc.(a)	3,131	196,282
Corning, Inc.	9,476	321,710
Diodes, Inc.(a)	4,631	424,616
Enphase Energy, Inc.(a)	1,018	214,320
Entegris, Inc.	3,290	280,407
FleetCor Technologies, Inc.(a)	1,474	316,600
GLOBALFOUNDRIES, Inc.(a)(b)	5,513	360,219
Jack Henry & Associates, Inc.	1,608	264,098
Keysight Technologies, Inc.(a)	1,852	296,246
KLA Corp.	911	345,615
Lam Research Corp.	737	358,189
Lattice Semiconductor Corp.(a)	6,033	512,564
Littelfuse, Inc.	1,390	359,635
Mastercard, Inc., Class A	958	340,368
MaxLinear, Inc.(a)	8,937	305,735
Microchip Technology, Inc.	4,938	400,126
Micron Technology, Inc.	5,813	336,108
Microsoft Corp.	1,238	308,782
Monolithic Power Systems, Inc.	743	359,827
NetApp, Inc.	4,410	284,665
ON Semiconductor Corp.(a)	4,908	379,928
Onto Innovation, Inc.(a)	4,418	364,352
Security Description	Shares	Value
Information Technology (continued)
Paychex, Inc.	2,557	$282,293
Paycom Software, Inc.(a)	862	249,170
Photronics, Inc.(a)	19,820	349,228
Power Integrations, Inc.	4,658	383,121
Progress Software Corp.	6,866	394,383
PTC, Inc.(a)	2,666	334,130
QUALCOMM, Inc.	2,511	310,184
Skyworks Solutions, Inc.	3,185	355,350
Synopsys, Inc.(a)	964	350,665
Teradyne, Inc.	3,750	379,275
Texas Instruments, Inc.	1,914	328,155
Verra Mobility Corp.(a)(b)	19,045	328,145
Visa, Inc., Class A, Class A	1,562	343,546
Zoom Video Communications, Inc., Class A(a)	3,976	296,570
Total Information Technology		18,245,332

Materials (9.00%)
AdvanSix, Inc.	8,988	369,856
Air Products and Chemicals, Inc.	1,220	348,896
Alcoa Corp.	6,208	303,819
Alpha Metallurgical Resources, Inc.	2,298	385,467
Avery Dennison Corp.	1,692	308,265
Celanese Corp.	2,854	331,720
CF Industries Holdings, Inc.	3,112	267,290
Chemours Co.	8,944	305,706
Cliffs Natural Resources, Inc.(a)	18,589	396,503
Commercial Metals Co.	7,815	404,426
Dow Chemical Co.	6,552	374,774
Eagle Materials, Inc.	2,672	374,935
Eastman Chemical Co.	3,710	316,092
Freeport-McMoRan, Inc.	10,043	411,462
Huntsman Corp.	11,840	347,386
International Paper Co.	7,745	281,841
Intrepid Potash, Inc.(a)(b)	7,256	229,798
Louisiana-Pacific Corp.	5,886	344,390
Martin Marietta Materials, Inc.	916	329,641
Mosaic Co.	5,925	315,151
MP Materials Corp.(a)	9,684	338,940
Myers Industries, Inc.	17,202	444,500
Nucor Corp.	2,297	384,610
Olin Corp.	6,065	350,254
Olympic Steel, Inc.(b)	11,886	624,015
Packaging Corp. of America	2,267	309,944
Reliance Steel & Aluminum Co.	1,655	410,175
Ryerson Holding Corp.	10,915	392,176
Steel Dynamics, Inc.	3,812	480,731
TimkenSteel Corp.(a)	19,059	348,589
United States Steel Corp.	13,953	427,380
Warrior Met Coal, Inc.	10,354	396,248
Westlake Corp.(b)	3,317	395,187
Total Materials		12,050,167

Real Estate (0.47%)
CBRE Group, Inc., Class A(a)	3,979	338,772

Security Description	Shares	Value
Real Estate (continued)
Marcus & Millichap, Inc.	8,420	$289,395
Total Real Estate		628,167

Utilities (0.81%)
Brookfield Renewable Corp.	7,912	220,349
National Fuel Gas Co.	4,523	259,078
Otter Tail Corp.(b)	4,289	304,047
UGI Corp.	8,078	300,744
Total Utilities		1,084,218

TOTAL COMMON STOCKS
(Cost $117,356,448)		130,761,915

Security Description	Shares	Value
LIMITED PARTNERSHIPS (2.03%)
Energy (1.62%)
Black Stone Minerals LP	19,366	301,141
Dorchester Minerals LP	10,960	337,678
Enterprise Products Partners LP	11,772	300,539
Kimbell Royalty Partners LP	18,004	277,802
Magellan Midstream Partners LP	6,117	325,180
MPLX LP	9,518	329,608
Western Midstream Partners LP	11,359	295,447
Total Energy		2,167,395

Materials (0.20%)
CVR Partners LP	2,367	268,868

Utilities (0.21%)
Suburban Propane Partners LP	18,682	284,527

TOTAL LIMITED PARTNERSHIPS
(Cost $2,626,347)		2,720,790

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.01%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $297,795)	4.46%	297,795	$297,795

Investments Purchased with Collateral from Securities Loaned (0.79%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $1,059,882)		1,059,882	1,059,882
TOTAL SHORT TERM INVESTMENTS
(Cost $1,357,677)			1,357,677

TOTAL INVESTMENTS (100.69%)
(Cost $121,340,472)			$134,840,382
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.69%)			(923,929)
NET ASSETS - 100.00%			$133,916,453

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $7,781,890.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (71.50%)
Communications (7.47%)
AT&T, Inc.
2.55%, 12/01/2033	$586,000	$448,389
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	338,000	330,831
Comcast Corp.
4.15%, 10/15/2028	339,000	324,282
Discovery Communications LLC
3.95%, 03/20/2028	589,000	537,848
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	376,000	332,808
Verizon Communications, Inc.
2.36%, 03/15/2032	338,000	265,554
Walt Disney Co.
2.00%, 09/01/2029	376,000	314,094
Total Communications		2,553,806

Consumer Discretionary (9.49%)
Ford Motor Co.
9.63%, 04/22/2030	471,000	542,306
Ford Motor Credit Co. LLC
7.35%, 11/04/2027	759,000	770,841
General Motors Financial Co., Inc.
3.60%, 06/21/2030	334,000	287,059
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	338,000	313,929
Marriott International, Inc.
4.00%, 04/15/2028(b)	787,000	739,790
Toyota Motor Credit Corp.
3.95%, 06/30/2025	606,000	591,491
Total Consumer Discretionary		3,245,416

Consumer Staples (2.91%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	390,000	372,339
Dollar Tree, Inc.
4.00%, 05/15/2025	640,000	621,595
Total Consumer Staples		993,934

Energy (6.00%)
Enterprise Products Operating LLC
3.35%, 03/15/2023	102,000	101,927
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	338,000	285,742
Marathon Oil Corp.
4.40%, 07/15/2027	636,000	606,595
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	589,000	588,930
Security Description	Principal Amount	Value
Energy (continued)
Schlumberger Investment SA
3.65%, 12/01/2023	$172,000	$169,952
Shell International Finance BV
2.75%, 04/06/2030	338,000	296,665
Total Energy		2,049,811

Financials (31.51%)
Bank of America Corp.
4.25%, 10/22/2026	479,000	460,626
5Y US TI + 3.231%(c)(d)	846,000	829,080
Blackstone Private Credit Fund
3.25%, 03/15/2027	364,000	314,025
Citigroup, Inc.
4.45%, 09/29/2027	622,000	594,432
6.63%, 06/15/2032	207,000	218,695
CubeSmart LP
2.25%, 12/15/2028	689,000	576,179
FNB Corp.
5.15%, 08/25/2025	698,000	689,466
FS KKR Capital Corp.
4.25%, 02/14/2025(a)	644,000	607,311
Goldman Sachs Group, Inc.
5.70%, 11/01/2024	759,000	763,834
Host Hotels & Resorts LP
4.00%, 06/15/2025	434,000	422,477
HSBC Holdings PLC
4.38%, 11/23/2026	622,000	597,573
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	652,000	600,906
JPMorgan Chase & Co.
4.25%, 10/01/2027	399,000	384,159
Mizuho Financial Group, Inc.
3M US L + 1.00%, 09/11/2024(c)	200,000	200,332
Morgan Stanley
5.00%, 11/24/2025	712,000	704,938
3.63%, 01/20/2027	154,000	145,691
NatWest Markets PLC
3.48%, 03/22/2025(a)	400,000	382,737
PNC Financial Services Group, Inc.
3.45%, 04/23/2029	334,000	306,994
5Y US TI + 3.238%(c)(d)	846,000	835,425
Royal Bank of Canada
6.00%, 11/01/2027	712,000	733,885
Wells Fargo & Co.
3.00%, 04/22/2026	431,000	402,488
Total Financials		10,771,253

Health Care (2.78%)
AbbVie, Inc.
3.20%, 11/21/2029	338,000	298,915
CVS Health Corp.
4.30%, 03/25/2028	130,000	124,293
HCA, Inc.
5.38%, 09/01/2026	338,000	333,281

Security Description	Principal Amount	Value
Health Care (continued)
Merck & Co., Inc.
2.80%, 05/18/2023	$196,000	$195,004
Total Health Care		951,493

Industrials (2.28%)
3M Co.
3.25%, 02/14/2024	172,000	168,409
Boeing Co.
4.88%, 05/01/2025	620,000	611,295
Total Industrials		779,704

Materials (2.83%)
Ball Corp.
4.00%, 11/15/2023	642,000	633,944
DuPont de Nemours, Inc.
4.73%, 11/15/2028	338,000	332,649
Total Materials		966,593

Technology (1.76%)
Apple, Inc.
3.20%, 05/11/2027	338,000	319,551
Oracle Corp.
3.25%, 11/15/2027	310,000	283,774
Total Technology		603,325

Utilities (4.47%)
Dominion Energy, Inc.
4.25%, 06/01/2028	787,000	750,286
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027	759,000	776,744
Total Utilities		1,527,030

TOTAL CORPORATE BONDS
(Cost $26,607,461)		24,442,365

GOVERNMENT BONDS (26.77%)
United States Treasury Bond
2.75%, 02/15/2028	2,054,000	1,921,934
2.88%, 05/15/2032	2,296,000	2,110,660
3.25%, 05/15/2042	2,296,000	2,026,130
4.00%, 11/15/2052	1,525,000	1,544,063
United States Treasury Note
2.88%, 10/31/2023	593,000	584,286
3.00%, 10/31/2025	1,004,000	964,526
TOTAL GOVERNMENT BONDS
(Cost $10,027,422)		9,151,599
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.57%)
Money Market Fund (0.57%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	194,910	$194,910

TOTAL SHORT TERM INVESTMENTS
(Cost $194,910)			194,910

TOTAL INVESTMENTS (98.84%)
(Cost $36,829,793)			$33,788,874
OTHER ASSETS IN EXCESS OF LIABILITIES (1.16%)			396,841
NET ASSETS - 100.00%			$34,185,715

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI – Treasury Index

Reference Rates:

5Y US TI - 5 Year US TI as of February 28, 2023 was 4.18%

3M US L - 3 Month LIBOR as of February 28, 2023 was 4.97%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,209,504, representing 6.46% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2023, the market value of those securities was $739,790 representing 2.16% of net assets.
(c)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2023. Security description includes the reference rate and spread if published and available.
(d)	Securities are perpetual and thus do not have a predetermined maturity date.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.61%)
Communication Services (5.78%)
Alphabet, Inc., Class C(a)	14,524	$1,311,517
AT&T, Inc.	65,637	1,241,196
John Wiley & Sons, Inc., Class A	18,660	830,183
Lumen Technologies, Inc.	133,637	454,366
Verizon Communications, Inc.	17,254	669,628
Total Communication Services		4,506,890

Consumer Discretionary (3.76%)
Amazon.com, Inc.(a)	23,815	2,244,087
PetMed Express, Inc.(b)	36,656	688,400
Total Consumer Discretionary		2,932,487

Consumer Staples (6.12%)
Altria Group, Inc.	15,592	723,936
Coca-Cola Co.	19,764	1,176,156
Colgate-Palmolive Co.	13,190	966,827
Philip Morris International, Inc.	3,580	348,334
Vector Group, Ltd.	117,537	1,559,716
Total Consumer Staples		4,774,969

Energy (10.65%)
Antero Midstream Corp.	118,760	1,251,730
Devon Energy Corp.	11,902	641,756
Equitrans Midstream Corp.	172,661	1,041,146
Exxon Mobil Corp.	27,591	3,032,527
Kinder Morgan, Inc.	59,184	1,009,679
ONEOK, Inc.	20,282	1,327,457
Total Energy		8,304,295

Financials (15.39%)
AllianceBernstein Holding LP	45,564	1,769,706
Annaly Capital Management, Inc.	27,911	577,200
Artisan Partners Asset Management, Inc., Class A	28,348	934,634
Bank of America Corp.	25,334	868,956
Dynex Capital, Inc.(b)	32,197	425,966
Ellington Financial, Inc.(b)	25,641	330,000
FNB Corp.	41,472	591,806
Fulton Financial Corp.	38,777	666,964
Navient Corp.	26,627	480,617
New York Community Bancorp, Inc.	67,497	599,373
OneMain Holdings, Inc.	16,038	691,078
Ready Capital Corp.(b)	54,843	617,532
Rithm Capital Corp.	122,700	1,116,570
Starwood Property Trust, Inc.(b)	22,640	433,782
US Bancorp	39,888	1,903,854
Total Financials		12,008,038
Security Description	Shares	Value
Health Care (10.84%)
AbbVie, Inc.	10,524	$1,619,644
Bristol-Myers Squibb Co.	21,291	1,468,227
Johnson & Johnson	9,284	1,422,866
Merck & Co., Inc.	31,954	3,394,793
Pfizer, Inc.	13,558	550,048
Total Health Care		8,455,578

Industrials (6.01%)
3M Co.	2,827	304,581
Fastenal Co.	20,870	1,076,057
MDU Resources Group, Inc.	70,602	2,248,674
United Parcel Service, Inc., Class B	5,821	1,062,274
Total Industrials		4,691,586

Information Technology (26.21%)
Apple, Inc.	33,821	4,985,554
Broadcom, Inc.	1,572	934,224
Cisco Systems, Inc.	44,371	2,148,444
Hewlett Packard Enterprise Co.	143,847	2,245,452
Intel Corp.	21,514	536,344
Microsoft Corp.	21,135	5,271,492
NVIDIA Corp.	6,316	1,466,322
Texas Instruments, Inc.	12,387	2,123,751
Western Union Co.	56,412	731,099
Total Information Technology		20,442,682

Materials (0.90%)
Newmont Mining Corp.	16,154	704,476

Real Estate (5.62%)
American Assets Trust, Inc.	15,887	400,829
Iron Mountain, Inc.	21,293	1,123,206
Medical Properties Trust, Inc.(b)	46,457	478,507
Piedmont Office Realty Trust, Inc., Class A	46,822	428,421
SITE Centers Corp.	28,826	385,404
Universal Health Realty Income Trust	29,598	1,569,286
Total Real Estate		4,385,653

Utilities (8.33%)
Clearway Energy, Inc., Class C	37,812	1,187,675
Duke Energy Corp.	22,659	2,135,837
Entergy Corp.	9,340	960,806
Evergy, Inc.	9,208	541,522
NRG Energy, Inc.(b)	14,668	480,964
OGE Energy Corp.	15,125	540,265
UGI Corp.	17,580	654,503
Total Utilities		6,501,572

TOTAL COMMON STOCKS
(Cost $79,738,091)		77,708,226

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.93%)
Money Market Fund (0.20%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $153,317)	4.46%	153,317	$153,317

Investments Purchased with Collateral from Securities Loaned (0.73%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $572,556)		572,556	572,556
TOTAL SHORT TERM INVESTMENTS
(Cost $725,873)			725,873

TOTAL INVESTMENTS (100.54%)
(Cost $80,463,964)			$78,434,099
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.54%)			(422,402)
NET ASSETS - 100.00%			$78,011,697

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $2,376,870.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.74%)
Communication Services (7.74%)
Alphabet, Inc., Class A(a)	2,856	$257,211
Alphabet, Inc., Class C(a)	1,357	122,537
Comcast Corp., Class A	7,389	274,649
EverQuote, Inc., Class A(a)	9,918	135,381
Interpublic Group of Cos., Inc.	4,117	146,318
Lumen Technologies, Inc.	26,214	89,128
Magnite, Inc.(a)	3,016	33,568
Meta Platforms, Inc., Class A(a)	1,332	233,020
New York Times Co., Class A	2,063	79,426
Nexstar Media Group, Inc.	1,162	216,016
Sirius XM Holdings, Inc.(b)	20,936	91,909
Total Communication Services		1,679,163

Consumer Discretionary (9.34%)
ADT, Inc.	24,259	182,913
Amazon.com, Inc.(a)	5,561	524,013
Choice Hotels International, Inc.	496	58,706
Clarus Corp.(b)	3,044	30,136
Ford Motor Co.	18,736	226,143
H&R Block, Inc.	4,797	176,530
Home Depot, Inc.	800	237,232
NIKE, Inc., Class B	1,444	171,533
Tapestry, Inc.	7,037	306,180
Tesla, Inc.(a)	554	113,963
Total Consumer Discretionary		2,027,349

Consumer Staples (6.29%)
Altria Group, Inc.	1,678	77,910
Archer-Daniels-Midland Co.	2,364	188,174
Coca-Cola Co.	4,910	292,194
Colgate-Palmolive Co.	2,102	154,077
Mondelez International, Inc., Class A	3,296	214,833
Procter & Gamble Co.	1,520	209,091
Sprouts Farmers Market, Inc.(a)	3,747	113,497
Walgreens Boots Alliance, Inc.	3,268	116,112
Total Consumer Staples		1,365,888

Energy (9.55%)
Alto Ingredients, Inc.(a)(b)	43,063	125,744
Archrock, Inc.	12,319	136,371
Coterra Energy, Inc.	5,905	147,448
Exxon Mobil Corp.	4,246	466,678
Kinder Morgan, Inc.	13,072	223,008
Marathon Oil Corp.	9,900	248,985
New Fortress Energy, Inc.(b)	4,941	163,004
ONEOK, Inc.	2,166	141,765
Transocean, Ltd.(a)(b)	35,890	250,871
Williams Cos., Inc.	5,660	170,366
Total Energy		2,074,240

Financials (8.93%)
Arbor Realty Trust, Inc.(b)	5,033	75,898
Security Description	Shares	Value
Financials (continued)
Bank of America Corp.	5,476	$187,827
Berkshire Hathaway, Inc., Class B(a)	185	56,458
Citigroup, Inc.	5,732	290,555
First Commonwealth Financial Corp.	5,714	91,481
Hope Bancorp, Inc.	6,151	78,794
JPMorgan Chase & Co.	2,372	340,026
Kearny Financial Corp.(b)	6,547	65,732
KeyCorp	6,494	118,775
Radian Group, Inc.	6,502	138,818
Regions Financial Corp.	6,381	148,805
Travelers Cos., Inc.	1,023	189,378
US Bancorp	3,132	149,490
Willis Towers Watson PLC	22	5,156
Total Financials		1,937,193

Health Care (13.35%)
Abbott Laboratories	1,872	190,420
AbbVie, Inc.	2,086	321,036
Cigna Group	569	166,205
CVS Health Corp.	2,076	173,429
Johnson & Johnson	2,028	310,811
Merck & Co., Inc.	2,830	300,659
Pacific Biosciences of California, Inc.(a)(b)	4,060	36,865
Pfizer, Inc.	6,619	268,533
Quest Diagnostics, Inc.	869	120,235
Regeneron Pharmaceuticals, Inc.(a)	186	141,438
UnitedHealth Group, Inc.	835	397,410
Vertex Pharmaceuticals, Inc.(a)	576	167,207
Zoetis, Inc.	1,075	179,525
Zynex, Inc.(a)(b)	9,584	123,825
Total Health Care		2,897,598

Industrials (6.96%)
ACCO Brands Corp.	10,928	61,962
BWX Technologies, Inc.	1,548	94,598
CACI International, Inc., Class A(a)	387	113,391
Casella Waste Systems, Inc., Class A(a)	1,579	122,878
Cintas Corp.	345	151,272
CoreCivic, Inc.(a)	8,340	80,981
CSX Corp.	8,459	257,915
General Dynamics Corp.	1,019	232,240
Heidrick & Struggles International, Inc.	2,363	81,122
Snap-on, Inc.	94	23,376
United Parcel Service, Inc., Class B	1,590	290,159
Total Industrials		1,509,894

Information Technology (28.06%)
Adeia, Inc.	4,742	46,756
Adobe, Inc.(a)	36	11,662
Advanced Micro Devices, Inc.(a)	2,144	168,476
Amdocs, Ltd.	1,882	172,410
Apple, Inc.	8,847	1,304,136
Block, Inc., Class A(a)	975	74,812

Security Description	Shares	Value
Information Technology (continued)
Broadcom, Inc.	476	$282,882
Cisco Systems, Inc.	7,038	340,780
Cloudflare, Inc., Class A(a)	1,913	114,799
Crowdstrike Holdings, Inc., Class A(a)	868	104,759
Ebix, Inc.	1,792	31,145
Enphase Energy, Inc.(a)	525	110,528
Gen Digital, Inc.	9,731	189,852
Identiv, Inc.(a)	10,483	73,591
Mastercard, Inc., Class A	922	327,577
Maximus, Inc.	1,173	96,280
Microsoft Corp.	3,943	983,463
NCR Corp.(a)	3,091	78,913
NVIDIA Corp.	787	182,710
QUALCOMM, Inc.	1,286	158,860
Salesforce.com, Inc.(a)	1,169	191,260
Seagate Technology PLC	3,654	235,902
SolarEdge Technologies, Inc.(a)	785	249,567
Texas Instruments, Inc.	1,145	196,310
Visa, Inc., Class A	1,643	361,362
Total Information Technology		6,088,792

Materials (5.03%)
American Vanguard Corp.	5,880	122,716
FMC Corp.	1,307	168,799
Glatfelter Corp.	6,112	23,470
Mosaic Co.	3,298	175,421
Nucor Corp.	1,324	221,690
O-I, Inc.(a)	10,721	238,221
Sealed Air Corp.	199	9,675
SunCoke Energy, Inc.	13,775	131,000
Total Materials		1,090,992

Real Estate (1.78%)
Highwoods Properties, Inc.	2,196	58,194
Kimco Realty Corp.	6,324	130,338
Prologis, Inc.	1,214	149,807
SL Green Realty Corp.(b)	1,382	47,057
Total Real Estate		385,396

Utilities (2.71%)
Duke Energy Corp.	839	79,084
National Fuel Gas Co.	1,641	93,997
OGE Energy Corp.	5,021	179,350
UGI Corp.	6,362	236,857
Total Utilities		589,288

TOTAL COMMON STOCKS
(Cost $21,539,744)		21,645,793
	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.27%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)
(Cost $17,152)	4.46%	17,152	$17,152

Investments Purchased with Collateral from Securities Loaned (1.19%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.60%
(Cost $257,781)		257,781	257,781
TOTAL SHORT TERM INVESTMENTS
(Cost $274,933)			274,933

TOTAL INVESTMENTS (101.01%)
(Cost $21,814,677)			$21,920,726
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.01%)			(220,150)
NET ASSETS - 100.00%			$21,700,576

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $739,420.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 28, 2023 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (75.52%)
Communications (5.19%)
AMC Networks, Inc.
5.00%, 04/01/2024	$330,000	$328,706
4.75%, 08/01/2025	410,000	388,138
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	434,000	419,268
CSC Holdings LLC
5.50%, 04/15/2027(a)	850,000	740,368
Netflix, Inc.
4.38%, 11/15/2026	814,000	786,011
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	816,000	722,264
T-Mobile USA, Inc.
2.63%, 04/15/2026	1,565,000	1,435,438
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	814,000	687,930
Total Communications		5,508,123

Consumer Discretionary (11.46%)
Air Canada
3.88%, 08/15/2026(a)	873,000	787,482
Aramark Services, Inc.
6.38%, 05/01/2025(a)	873,000	868,364
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,030,000	1,022,118
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,200,000	1,104,199
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,052,000	1,013,718
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	965,000	837,380
International Game Technology PLC
6.50%, 02/15/2025(a)	292,000	293,013
Las Vegas Sands Corp.
3.20%, 08/08/2024	778,000	749,087
Lennar Corp.
4.75%, 11/29/2027	965,000	925,529
MGM Resorts International
6.00%, 03/15/2023	1,030,000	1,030,927
Newell Brands, Inc.
4.45%, 04/01/2026	814,000	771,253
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	965,000	902,961
PulteGroup, Inc.
5.50%, 03/01/2026	1,281,000	1,275,747
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	582,000	572,001
Total Consumer Discretionary		12,153,779
Security Description	Principal Amount	Value
Consumer Staples (2.31%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	$873,000	$858,254
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 01/15/2027(a)	814,000	713,276
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	29,443
US Foods, Inc.
6.25%, 04/15/2025(a)	850,000	848,020
Total Consumer Staples		2,448,993

Energy (3.05%)
DCP Midstream Operating LP
5.38%, 07/15/2025	816,000	806,753
Petroleos Mexicanos
4.88%, 01/18/2024	838,000	824,844
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	804,000	781,674
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	873,000	820,130
Total Energy		3,233,401

Financials (26.92%)
Air Lease Corp.
4.25%, 02/01/2024	816,000	804,793
American Express Co.
5.85%, 11/05/2027	1,066,000	1,098,134
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(a)	905,000	754,414
Bank of America Corp.
4.25%, 10/22/2026	1,315,000	1,264,557
Blackstone Secured Lending Fund
3.63%, 01/15/2026	957,000	877,926
Capital One Financial Corp.
4.20%, 10/29/2025	873,000	843,171
Citigroup, Inc.
4.45%, 09/29/2027	1,315,000	1,256,718
EPR Properties
4.75%, 12/15/2026	816,000	746,043
FS KKR Capital Corp.
3.40%, 01/15/2026	965,000	871,540
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	778,000	747,312
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,315,000	1,274,300
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	894,000	776,461
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,031,000	1,002,926
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	919,000	846,982
iStar, Inc.
4.75%, 10/01/2024	1,083,000	1,081,356

Security Description	Principal Amount	Value
Financials (continued)
JPMorgan Chase & Co.
4.25%, 10/01/2027	$1,315,000	$1,266,088
KeyBank NA/Cleveland OH
5.85%, 11/15/2027	1,014,000	1,038,340
Morgan Stanley
3M US L + 0.85%, 04/24/2024(b)	1,666,000	1,661,160
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	778,000	692,230
NatWest Markets PLC
3.48%, 03/22/2025(a)	813,000	777,914
Newmark Group, Inc.
6.13%, 11/15/2023	1,007,000	1,006,461
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	273,000	271,453
5.25%, 01/15/2026	534,000	523,880
OneMain Finance Corp.
6.13%, 03/15/2024	1,030,000	1,016,654
Royal Bank of Canada
6.00%, 11/01/2027	1,066,000	1,098,767
Santander Holdings USA, Inc.
3.50%, 06/07/2024	406,000	395,439
SBA Communications Corp.
3.88%, 02/15/2027	1,223,000	1,107,678
Starwood Property Trust, Inc.
4.75%, 03/15/2025	814,000	771,558
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,141,000	1,057,568
Wells Fargo & Co.
3.30%, 09/09/2024	1,666,000	1,617,876
Total Financials		28,549,699

Health Care (2.06%)
DaVita, Inc.
4.63%, 06/01/2030(a)	919,000	758,382
GE HealthCare Technologies, Inc.
5.60%, 11/15/2025(a)	1,014,000	1,015,974
HCA, Inc.
5.38%, 02/01/2025	410,000	406,283
Total Health Care		2,180,639

Industrials (5.08%)
Boeing Co.
4.88%, 05/01/2025	965,000	951,452
MasTec, Inc.
4.50%, 08/15/2028(a)	889,000	807,634
Sensata Technologies BV
5.00%, 10/01/2025(a)	814,000	792,677
Stericycle, Inc.
5.38%, 07/15/2024(a)	817,000	805,198
TransDigm, Inc.
6.25%, 03/15/2026(a)	850,000	839,836
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,181,000	1,194,446
Total Industrials		5,391,243
Security Description	Principal Amount	Value
Materials (11.03%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	$1,075,000	$955,836
ArcelorMittal SA
3.60%, 07/16/2024	896,000	870,270
6.55%, 11/29/2027	1,014,000	1,040,869
Arconic Corp.
6.00%, 05/15/2025(a)	873,000	873,000
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,048,000	1,014,202
Ball Corp.
5.25%, 07/01/2025	652,000	640,894
4.88%, 03/15/2026	410,000	396,579
Berry Global, Inc.
4.88%, 07/15/2026(a)	923,000	882,040
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	896,000	895,857
5.00%, 09/01/2027	454,000	441,765
Methanex Corp.
5.13%, 10/15/2027	850,000	799,705
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,030,000	1,010,428
Novelis Corp.
3.25%, 11/15/2026(a)	816,000	720,455
Sasol Financing USA LLC
4.38%, 09/18/2026	534,000	480,402
Standard Industries, Inc.
3.38%, 01/15/2031(a)	873,000	670,915
Total Materials		11,693,217

Technology (2.89%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	814,000	674,505
Gen Digital, Inc.
5.00%, 04/15/2025(a)	679,000	657,646
Microchip Technology, Inc.
4.25%, 09/01/2025	889,000	861,106
Seagate HDD Cayman
4.75%, 06/01/2023	873,000	868,755
Total Technology		3,062,012

Utilities (5.53%)
American Electric Power Co., Inc.
5.75%, 11/01/2027	1,066,000	1,091,031
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	894,000	843,480
Calpine Corp.
5.25%, 06/01/2026(a)	434,000	416,468
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,177,000	1,138,618
NRG Energy, Inc.
3.75%, 06/15/2024(a)	814,000	788,781
6.63%, 01/15/2027	284,000	283,515

Security Description	Principal Amount	Value
Utilities (continued)
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	$1,353,000	$1,299,469
Total Utilities		5,861,362

TOTAL CORPORATE BONDS
(Cost $85,913,354)		80,082,468

GOVERNMENT BONDS (20.68%)
U.S. Treasury Note
2.50%, 05/31/2024	8,257,000	7,996,871
2.88%, 06/15/2025	79,000	75,936
3.25%, 06/30/2029	96,000	91,350
United States Treasury Bond
3.25%, 05/15/2042	5,984,000	5,280,647
4.00%, 11/15/2052	8,380,000	8,484,750
TOTAL GOVERNMENT BONDS
(Cost $23,115,191)		21,929,554

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.60%)
Money Market Fund (2.60%)
State Street Institutional Treasury Plus Money Market Fund (Premier Class)	4.46%	2,761,244	2,761,244

TOTAL SHORT TERM INVESTMENTS
(Cost $2,761,244)			2,761,244

TOTAL INVESTMENTS (98.80%)
(Cost $111,789,789)			$104,773,266
OTHER ASSETS IN EXCESS OF LIABILITIES (1.20%)			1,267,280
NET ASSETS - 100.00%			$106,040,546

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of February 28, 2023 was 4.97%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $31,871,593, representing 30.06% of net assets.
(b)	Floating or variable rate security. Interest rate resets periodically on specific dates. The rate shown represents the coupon or interest rate in effect as of February 28, 2023. Security description includes the reference rate and spread if published and available.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2023 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of the ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF and ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Clean Energy ETF, ALPS Disruptive Technologies, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Hillman Active Value ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400SM ETF, the ALPS Intermediate Municipal Bond ETF, the RiverFront Dynamic Core Income ETF, the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a “Fund” and along with ALPS Active REIT ETF, ALPS | O’Shares Europe Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, collectively, the “Funds”) are listed on the New York Stock Exchange Arca, Inc. (“NYSE”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the "Adviser") as the valuation designee ("Valuation Designee") for each Fund to perform the fair value determinations relating to Fund investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued in good faith by the Valuation Designee. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2023:

Alerian Energy Infrastructure ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$32,576,379	$–	$–	$32,576,379
Exchange Traded Fund	2,907,391	–	–	2,907,391
U.S. Energy Infrastructure Companies*	35,816,999	–	–	35,816,999
U.S. Energy Infrastructure MLPs*	32,092,332	–	–	32,092,332
U.S. General Partners*	20,789,893	–	–	20,789,893
Short Term Investments	4,911,959	–	–	4,911,959
Total	$129,094,953	$–	$–	$129,094,953

Alerian MLP ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$6,696,839,940	$–	$–	$6,696,839,940
Short Term Investments	1,449,961	–	–	1,449,961
Total	$6,698,289,901	$–	$–	$6,698,289,901

ALPS Active REIT ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$17,648,193	$–	$–	$17,648,193
Short Term Investments	378,519	–	–	378,519
Total	$18,026,712	$–	$–	$18,026,712

ALPS Clean Energy ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$477,922,003	$–	$–	$477,922,003
Master Limited Partnerships*	60,946,619	–	–	60,946,619
Short Term Investments	59,765,216	–	–	59,765,216
Total	$598,633,838	$–	$–	$598,633,838

ALPS Disruptive Technologies ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$113,811,269	$–	$–	$113,811,269
Master Limited Partnerships*	1,073,028	–	–	1,073,028
Short Term Investments	4,485,909	–	–	4,485,909
Total	$119,370,206	$–	$–	$119,370,206

ALPS Emerging Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*
Russia	$–	$–	$1,554	$1,554
Other*	28,480,053	–	–	28,480,053
Short Term Investments	37,434	–	–	37,434
Total	$28,517,487	$–	$1,554	$28,519,041

ALPS Equal Sector Weight ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$326,192,241	$–	$–	$326,192,241
Short Term Investments	37,498,386	–	–	37,498,386
Total	$363,690,627	$–	$–	$363,690,627

ALPS Global Travel Beneficiaries ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$6,227,401	$–	$–	$6,227,401
Short Term Investments	201,920	–	–	201,920
Total	$6,429,321	$–	$–	$6,429,321

ALPS Hillman Active Value ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,886,844	$–	$–	$5,886,844
Master Limited Partnerships*	160,354	–	–	160,354
Short Term Investments	193,653	–	–	193,653
Total	$6,240,851	$–	$–	$6,240,851

ALPS Intermediate Municipal Bond ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds*	$–	$30,688,282	$–	$30,688,282
Short Term Investments	12,888	–	–	12,888
Total	$12,888	$30,688,282	$–	$30,701,170

ALPS International Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$185,376,793	$–	$–	$185,376,793
Short Term Investments	825,730	–	–	825,730
Total	$186,202,523	$–	$–	$186,202,523

ALPS Medical Breakthroughs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$107,378,370	$–	$–	$107,378,370
Short Term Investments	4,399,612	–	–	4,399,612
Total	$111,777,982	$–	$–	$111,777,982

ALPS | O'Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$38,806,482	$–	$–	$38,806,482
Short Term Investments	47,799	–	–	47,799
Total	$38,854,281	$–	$–	$38,854,281

ALPS | O'Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$136,830,133	$–	$–	$136,830,133
Short Term Investments	523,728	–	–	523,728
Total	$137,353,861	$–	$–	$137,353,861

ALPS | O'Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$666,333,454	$–	$–	$666,333,454
Total	$666,333,454	$–	$–	$666,333,454

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$206,195,387	$–	$–	$206,195,387
Short Term Investments	72,620	–	–	72,620
Total	$206,268,007	$–	$–	$206,268,007

ALPS REIT Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$18,754,574	$–	$–	$18,754,574
Short Term Investments	24,980	–	–	24,980
Total	$18,779,554	$–	$–	$18,779,554

ALPS Sector Dividend Dogs ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,288,444,924	$–	$–	$1,288,444,924
Short Term Investments	591,939	–	–	591,939
Total	$1,289,036,863	$–	$–	$1,289,036,863

Barron's 400SM ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$130,761,915	$–	$–	$130,761,915
Limited Partnerships*	2,720,790	–	–	2,720,790
Short Term Investments	1,357,677	–	–	1,357,677
Total	$134,840,382	$–	$–	$134,840,382

RiverFront Dynamic Core Income ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$24,442,365	$–	$24,442,365
Government Bonds	–	9,151,599	–	9,151,599
Short Term Investments	194,910	–	–	194,910
Total	$194,910	$33,593,964	$–	$33,788,874

RiverFront Dynamic US Dividend Advantage ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$77,708,226	$–	$–	$77,708,226
Short Term Investments	725,873	–	–	725,873
Total	$78,434,099	$–	$–	$78,434,099

RiverFront Dynamic US Flex-Cap ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$21,645,793	$–	$–	$21,645,793
Short Term Investments	274,933	–	–	274,933
Total	$21,920,726	$–	$–	$21,920,726

RiverFront Strategic Income Fund
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$80,082,468	$–	$80,082,468
Government Bonds	–	21,929,554	–	21,929,554
Short Term Investments	2,761,244	–	–	2,761,244
Total	$2,761,244	$102,012,022	$–	$104,773,266

* For a detailed sector, state or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 28, 2023.  As of February 28, 2023, the ALPS Emerging Sector Dividend Dogs ETF held securities classified as Level 3 in the fair value hierarchy valued at $1,554, which represents 0.01% of net assets.

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Global Travel Beneficiaries ETF, ALPS Hillman Active Value ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS | O’Shares Europe Quality Dividend ETF, the ALPS | O’Shares Global Internet Giants ETF, the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400SM ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2023:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$9,602,923	$4,840,112	$5,260,768	$10,100,880
ALPS Clean Energy ETF	104,958,917	59,551,215	47,776,677	107,327,892
ALPS Disruptive Technologies ETF	6,480,380	4,365,617	2,383,951	6,749,568
ALPS Equal Sector Weight ETF	69,464,448	37,467,824	33,812,587	71,280,411
ALPS Global Travel Beneficiaries ETF	198,113	193,885	14,730	208,615
ALPS Hillman Active Value ETF	165,405	169,254	–	169,254
ALPS International Sector Dividend Dogs ETF	4,073,684	402,693	3,988,164	4,390,857
ALPS Medical Breakthroughs ETF	21,502,506	4,281,675	17,359,082	21,640,757
ALPS REIT Dividend Dogs ETF	555,238	1,485	577,521	579,006
ALPS | O'Shares Global Internet Giants ETF	458,615	472,142	–	472,142
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF	52,029	53,025	–	53,025
Barron’s 400SM ETF	7,781,890	1,059,882	6,861,334	7,921,216
RiverFront Dynamic US Dividend Advantage ETF	2,376,870	572,556	1,868,311	2,440,867
RiverFront Dynamic US Flex-Cap ETF	739,420	257,781	525,331	783,112

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the “Alerian Fund”) expects a portion of the distributions it receives from Master Limited Partnerships (“MLPs”) to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2023, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 28, 2023	Market Value as of November 30, 2022	Purchases	Purchases In-Kind	Sales	Market Value as of February 28, 2023	Dividends*	Change in Unrealized Appreciation/(Depreciation)	Realized Gain/(Loss)
Crestwood Equity Partners LP	12,236,165	$315,563,335	$46,912,885	$18,945,197	$(21,996,396)	$302,600,360	$-	$(47,585,833)	$(1,195,955)
DCP Midstream LP	13,419,598	533,370,461	-	31,778,852	(37,210,492)	560,670,804	-	38,205,040	335,504
EnLink Midstream LLC	47,039,598	617,327,942	-	33,640,243	(45,042,924)	529,665,874	-	(70,754,121)	424,754
Genesis Energy LP	16,135,137	172,328,904	-	10,070,573	(11,717,187)	186,683,535	-	19,552,490	(1,108,250)
Holly Energy Partners LP	6,767,161	127,775,101	7,111	7,330,861	(8,333,961)	122,350,271	-	(1,916,315)	(123,851)
Magellan Midstream Partners LP	12,976,357	722,152,632	-	39,677,149	(76,239,347)	689,823,138	-	17,426,606	446,793
NuStar Energy LP	14,733,352	243,096,953	-	14,034,792	(16,367,318)	229,987,625	-	(4,687,021)	(177,532)
Plains All American Pipeline LP	55,177,195	733,362,659	-	39,506,563	(84,330,218)	731,097,834	-	55,608,832	1,848,436
Western Midstream Partners LP	25,207,834	692,848,231	17,867,154	39,551,342	(45,503,741)	655,655,762	-	(35,615,287)	(773,361)
						$4,008,535,203	$-	$(29,765,609)	$(323,462)

*	100% of the income received was estimated as Return of Capital